UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 97.6%

U.S. Treasury Bills - 97.6%
U.S. Treasury Bills
0.01%, 1/2/15*(a)	$111,500,000	$111,499,067
0.00%, 1/22/15*(a)	106,200,000	106,199,549

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $217,698,616)		217,698,616

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.8%

United States - 9.8%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(b) (Cost: $21,865,740)(c)	21,865,740	21,865,740

TOTAL INVESTMENTS IN SECURITIES - 107.4% (Cost: $239,564,356)		239,564,356
Liabilities in Excess of Cash and Other Assets - (7.4)%		(16,562,182)

NET ASSETS - 100.0%		$223,002,174

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(c)	At November 30, 2014, the total market value of the Fund’s securities on loan was $21,436,656 and the total market value of the collateral held by the Fund was $21,865,740.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

November 30, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 8.5%

U.S. Treasury Bill - 8.5%
U.S. Treasury Bill 0.02%, 12/4/14*(a) (Cost: $2,349,997)	$2,350,000	$2,349,997

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.6%

United States - 8.6%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(b) (Cost: $2,397,000)(c)	2,397,000	2,397,000

TOTAL INVESTMENTS IN SECURITIES - 17.1% (Cost: $4,746,997)		4,746,997
Cash and Other Assets in Excess of Liabilities - 82.9%		23,018,321

NET ASSETS - 100.0%		$27,765,318

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(c)	At November 30, 2014, the total market value of the Fund’s securities on loan was $2,349,997 and the total market value of the collateral held by the Fund was $2,397,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

November 30, 2014

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 58.8%

U.S. Treasury Bills - 58.8%
U.S. Treasury Bills
0.00%, 12/11/14*(a)	$32,000,000		$31,999,995
0.00%, 1/22/15*(a)	51,858,000		51,857,813

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $83,857,808)			83,857,808

TIME DEPOSITS - 20.1%

China - 20.1%
Barclays Capital, Inc. 2.35%, 12/19/14	44,000,000	CNH	7,143,901
BNP Paribas S.A. 3.28%, 12/19/14	44,000,000	CNH	7,143,901
Deutsche Bank AG 3.25%, 12/19/14	44,000,000	CNH	7,143,901
Standard Chartered Bank 2.35%, 12/19/14	44,000,000	CNH	7,143,901

TOTAL TIME DEPOSITS (Cost: $28,763,810)			28,575,604

REPURCHASE AGREEMENT - 20.3%

United States - 20.3%
Citigroup, Inc., tri-party repurchase agreement dated 11/28/14, 0.10% due 12/1/14; Proceeds at maturity - $28,880,241 (fully collateralized by Inter-American Development Bank, 1.25% due 1/16/18 and U.S. Treasury Note, 0.63% due 9/30/17; Market value - $29,457,684) (Cost: $28,880,000)	$28,880,000		28,880,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.6%

United States - 30.6%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(b) (Cost: $43,668,240)(c)	43,668,240		43,668,240

TOTAL INVESTMENTS IN SECURITIES - 129.8% (Cost: $185,169,858)			184,981,652
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (29.8)%			(42,449,419)

NET ASSETS - 100.0%			$142,532,233

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

CNH - Offshore Chinese renminbi

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(c)	At November 30, 2014, the total market value of the Fund’s securities on loan was $42,811,478 and the total market value of the collateral held by the Fund was $43,668,240.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Commodity Currency Strategy Fund (CCX)

November 30, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 82.8%

U.S. Treasury Bills - 82.8%
U.S. Treasury Bills
0.01%, 1/2/15*	$4,500,000	$4,499,950
0.00%, 1/22/15*(a)	3,100,000	3,099,989

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $7,599,939)		7,599,939

REPURCHASE AGREEMENT - 32.6%

United States - 32.6%
Citigroup, Inc., tri-party repurchase agreement dated 11/28/14, 0.10% due 12/1/14; Proceeds at maturity - $2,985,025 (fully collateralized by U.S. Treasury Note, 0.63% due 9/30/17; Market value - $3,044,757) (Cost: $2,985,000)	2,985,000	2,985,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(b) (Cost: $11,220)(c)	11,220	11,220

TOTAL INVESTMENTS IN SECURITIES - 115.5% (Cost: $10,596,159)		10,596,159
Liabilities in Excess of Cash and Other Assets - (15.5)%		(1,418,730)

NET ASSETS - 100.0%		$9,177,429

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(c)	At November 30, 2014, the total market value of the Fund’s securities on loan was $11,000 and the total market value of the collateral held by the Fund was $11,220.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 75.9%

U.S. Treasury Bills - 75.9%
U.S. Treasury Bills
0.00%, 12/11/14*(a)	$20,000,000	$19,999,997
0.00%, 1/22/15*(a)	44,286,000	44,285,840

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $64,285,837)		64,285,837

REPURCHASE AGREEMENT - 26.0%

United States - 26.0%
Citigroup, Inc., tri-party repurchase agreement dated 11/28/14, 0.10% due 12/1/14; Proceeds at maturity - $22,005,183 (fully collateralized by U.S. Treasury Note, 2.75% due 11/15/23; Market value - $22,445,114) (Cost: $22,005,000)	22,005,000	22,005,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.9%

United States - 30.9%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(b) (Cost: $26,196,660)(c)	26,196,660	26,196,660

TOTAL INVESTMENTS IN SECURITIES - 132.8% (Cost: $112,487,497)		112,487,497
Liabilities in Excess of Cash and Other Assets - (32.8)%		(27,761,081)

NET ASSETS - 100.0%		$84,726,416

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(c)	At November 30, 2014, the total market value of the Fund’s securities on loan was $25,682,707 and the total market value of the collateral held by the Fund was $26,196,660.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Indian Rupee Strategy Fund (ICN)

November 30, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 73.9%

U.S. Treasury Bills - 73.9%
U.S. Treasury Bills
0.01%, 1/2/15*	$4,500,000	$4,499,950
0.00%, 1/22/15*(a)	12,723,000	12,722,954

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $17,222,904)		17,222,904

REPURCHASE AGREEMENT - 26.1%

United States - 26.1%
Citigroup, Inc., tri-party repurchase agreement dated 11/28/14, 0.10% due 12/1/14; Proceeds at maturity - $6,090,051 (fully collateralized by International Bank for Reconstruction & Development, 7.63% due 1/19/23 and U.S. Treasury Note, 0.63% due 9/30/17; Market value - $6,211,884) (Cost: $6,090,000)	6,090,000	6,090,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.8%

United States - 10.8%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(b) (Cost: $2,522,460)(c)	2,522,460	2,522,460

TOTAL INVESTMENTS IN SECURITIES - 110.8% (Cost: $25,835,364)		25,835,364
Liabilities in Excess of Cash and Other Assets - (10.8)%		(2,523,918)

NET ASSETS - 100.0%		$23,311,446

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(c)	At November 30, 2014, the total market value of the Fund’s securities on loan was $2,472,955 and the total market value of the collateral held by the Fund was $2,522,460.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

November 30, 2014

Investments	Principal Amount		Value
FOREIGN CORPORATE BONDS - 1.9%

Indonesia - 1.2%
Export-Import Bank of Korea 8.40%, 7/6/16, Reg S	42,000,000,000	IDR	$3,489,676

Taiwan - 0.7%
Export-Import Bank of Korea 0.70%, 7/1/16, Reg S	69,000,000	TWD	2,217,208

TOTAL FOREIGN CORPORATE BONDS (Cost: $6,122,692)			5,706,884

FOREIGN GOVERNMENT AGENCIES - 9.0%

Australia - 8.5%
New South Wales Treasury Corp. 6.00%, 4/1/16, Series 16	9,564,000	AUD	8,528,393
Queensland Treasury Corp. 6.00%, 7/21/22, Series 22	11,015,000	AUD	11,094,300
Western Australian Treasury Corp. 7.00%, 4/15/15, Series 15	793,000	AUD	687,853
7.00%, 10/15/19, Series 19	4,500,000	AUD	4,540,316

Total Australia			24,850,862

New Zealand - 0.5%
Queensland Treasury Corp.
7.13%, 9/18/17, Reg S	1,802,000	NZD	1,525,146

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $30,091,511)			26,376,008

FOREIGN GOVERNMENT OBLIGATIONS - 63.4%

China - 4.8%
China Government Bond
2.87%, 6/27/16, Reg S	12,500,000	CNY	2,032,740
1.40%, 8/18/16, Reg S	5,000,000	CNY	794,489
2.48%, 12/1/20	20,500,000	CNY	3,216,744
2.36%, 8/18/21, Reg S	15,500,000	CNY	2,393,348
3.10%, 6/29/22	17,500,000	CNY	2,826,456
3.48%, 6/29/27, Reg S	16,000,000	CNY	2,617,886

Total China			13,881,663

Hong Kong - 6.2%
Hong Kong Government Bond 1.51%, 2/24/27	30,250,000	HKD	3,756,437
Hong Kong Government Bond Programme 2.93%, 1/13/20	53,550,000	HKD	7,454,112
2.46%, 8/4/21	51,800,000	HKD	7,046,537

Total Hong Kong			18,257,086

Indonesia - 4.8%
Indonesia Treasury Bond
7.38%, 9/15/16, Series FR55	63,554,000,000	IDR	5,222,843
5.25%, 5/15/18, Series FR66	20,844,000,000	IDR	1,588,443
12.80%, 6/15/21, Series FR34	44,422,000,000	IDR	4,586,342
7.00%, 5/15/22, Series FR61	32,324,000,000	IDR	2,546,890

Total Indonesia			13,944,518

Malaysia - 12.2%
Malaysia Government Bond
3.84%, 8/12/15, Series 0110	14,222,000	MYR	4,216,788
4.01%, 9/15/17, Series 0210	45,706,000	MYR	13,643,400
3.26%, 3/1/18, Series 0213	56,347,000	MYR	16,425,538
4.38%, 11/29/19, Series 0902	4,405,000	MYR	1,341,374

Total Malaysia			35,627,100

New Zealand - 4.4%
New Zealand Government Bond
6.00%, 12/15/17, Series 1217, Reg S	8,097,000	NZD	6,794,301
5.00%, 3/15/19, Series 319, Reg S	7,500,000	NZD	6,198,132

Total New Zealand			12,992,433

Philippines - 6.3%
Philippine Government Bond 5.00%, 8/18/18, Series 7-51	17,850,000	PHP	426,717
Philippine Government International Bond
4.95%, 1/15/21	548,000,000	PHP	12,822,504
3.90%, 11/26/22	130,000,000	PHP	2,852,285
6.25%, 1/14/36	97,000,000	PHP	2,432,604

Total Philippines			18,534,110

Singapore - 9.9%
Singapore Government Bond
4.00%, 9/1/18	5,360,000	SGD	4,558,073
2.50%, 6/1/19	14,273,000	SGD	11,555,173
2.25%, 6/1/21	7,364,000	SGD	5,813,656
3.00%, 9/1/24	8,633,000	SGD	7,100,730

Total Singapore			29,027,632

South Korea - 8.5%
Korea Treasury Bond
5.75%, 9/10/18, Series 1809	17,500,000,000	KRW	17,844,819
3.50%, 3/10/24, Series 2403	7,250,000,000	KRW	7,055,210

Total South Korea			24,900,029

Thailand - 6.3%
Thailand Government Bond
4.13%, 11/18/16	59,559,000	THB	1,886,283
3.25%, 6/16/17	185,174,000	THB	5,795,910
2.80%, 10/10/17	134,267,000	THB	4,154,369
3.63%, 6/16/23	204,399,000	THB	6,620,131

Total Thailand			18,456,693

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $203,188,078)			185,621,264

SUPRANATIONAL BONDS - 13.3%
Asian Development Bank
5.50%, 2/15/16	6,540,000	AUD	5,764,463
6.25%, 3/5/20	2,000,000	AUD	1,954,886
2.85%, 10/21/20	24,500,000	CNY	3,926,480
EUROFIMA
5.63%, 10/24/16	3,270,000	AUD	2,931,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

November 30, 2014

Investments	Principal Amount		Value
European Bank for Reconstruction & Development 5.00%, 5/28/15	224,800,000	INR	$3,611,906
European Investment Bank 7.20%, 7/9/19, Reg S	15,800,000,000	IDR	1,302,723
Inter-American Development Bank
5.00%, 7/24/15	234,050,000	INR	3,751,287
6.25%, 6/22/16	1,616,000	NZD	1,312,700
International Finance Corp.
1.80%, 1/27/16	5,000,000	CNY	805,283
8.25%, 6/10/21	600,000,000	INR	11,174,474
Nordic Investment Bank 3.50%, 1/30/18	3,000,000	NZD	2,310,534

TOTAL SUPRANATIONAL BONDS (Cost: $39,770,260)			38,845,739

REPURCHASE AGREEMENT - 11.4%

United States - 11.4%
Citigroup, Inc., tri-party repurchase agreement dated 11/28/14, 0.10% due 12/1/14; Proceeds at maturity - $33,300,278 (fully collateralized by Inter-American Development Bank, 1.25% due 1/16/18 and U.S. Treasury Note, 0.63% due 9/30/17; Market value - $33,966,083) (Cost: $33,300,000)	$33,300,000		33,300,000

TOTAL INVESTMENTS IN SECURITIES - 99.0% (Cost: $312,472,541)			289,849,895
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.0%			2,999,990

NET ASSETS - 100.0%			$292,849,885

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
CNY	-	Chinese yuan
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KRW	-	South Korean won
MYR	-	Malaysian ringgit
NZD	-	New Zealand dollar
PHP	-	Philippine peso
SGD	-	Singapore dollar
THB	-	Thai baht
TWD	-	New Taiwan dollar
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

November 30, 2014

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 46.5%

Australia - 46.5%
Australian Capital Territory 5.50%, 6/7/18	850,000	AUD	$793,168
Export Development Canada 5.25%, 8/10/15	1,681,000	AUD	1,459,166
KFW
6.25%, 12/4/19	752,000	AUD	730,332
6.25%, 5/19/21	800,000	AUD	791,536
Landwirtschaftliche Rentenbank
6.50%, 4/12/17	312,000	AUD	288,368
4.25%, 1/24/23	1,400,000	AUD	1,237,934
New South Wales Treasury Corp.
5.50%, 3/1/17, Series 17	224,000	AUD	203,701
6.00%, 2/1/18, Series 18	1,121,600	AUD	1,054,582
6.00%, 5/1/20, Series 520	240,000	AUD	236,133
Northern Territory Treasury Corp.
6.25%, 10/20/15	500,000	AUD	440,348
4.75%, 9/20/18	100,000	AUD	91,478
Queensland Treasury Corp.
6.00%, 4/21/16, Series 16	454,000	AUD	405,462
6.00%, 9/14/17, Series 17	1,146,000	AUD	1,068,327
5.75%, 7/22/24, Series 24	950,000	AUD	957,331
South Australian Government Financing Authority 5.75%, 9/20/17, Series 17	1,475,000	AUD	1,362,854
Treasury Corp. of Victoria
5.50%, 11/15/18, Series 1118	1,094,000	AUD	1,030,776
6.00%, 10/17/22, Series 1022	1,000,000	AUD	1,017,522
5.50%, 12/17/24, Series 1224	120,000	AUD	120,450
Western Australian Treasury Corp.
8.00%, 7/15/17, Series 17	500,000	AUD	483,851
7.00%, 10/15/19, Series 19	100,000	AUD	100,896
6.00%, 10/16/23, Series 23	722,800	AUD	732,345

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $16,760,733)			14,606,560

FOREIGN GOVERNMENT OBLIGATIONS - 33.7%

Australia - 21.7%
Australia Government Bond
5.50%, 1/21/18, Series 132	538,000	AUD	502,051
5.25%, 3/15/19, Series 122	1,386,000	AUD	1,315,430
4.50%, 4/15/20, Series 126	1,325,000	AUD	1,236,879
5.75%, 5/15/21, Series 124	700,000	AUD	703,340
5.75%, 7/15/22, Series 128	845,000	AUD	862,749
5.50%, 4/21/23, Series 133	960,000	AUD	974,209
4.75%, 4/21/27, Series 136, Reg S	350,000	AUD	345,995
4.50%, 4/21/33, Series 140, Reg S	900,000	AUD	874,950

Total Australia			6,815,603

New Zealand - 12.0%
New Zealand Government Bond
6.00%, 12/15/17, Series 1217, Reg S	1,394,000	NZD	1,169,724
5.00%, 3/15/19, Series 319, Reg S	785,000	NZD	648,738
3.00%, 4/15/20, Series 420, Reg S	300,000	NZD	226,851
6.00%, 5/15/21, Series 521, Reg S	1,065,000	NZD	940,040
5.50%, 4/15/23, Series 423, Reg S	810,000	NZD	707,942
4.50%, 4/15/27, Series 427, Reg S	100,000	NZD	81,676
Total New Zealand			3,774,971

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $11,791,569)			10,590,574

SUPRANATIONAL BONDS - 18.5%
Asian Development Bank
5.50%, 2/15/16	95,000	AUD	83,735
6.00%, 2/22/18	720,000	AUD	672,803
5.00%, 3/9/22	300,000	AUD	280,451
3.75%, 3/12/25	300,000	AUD	256,971
Council of Europe Development Bank 5.63%, 12/14/15	178,000	AUD	156,245
European Investment Bank
6.13%, 1/23/17	1,077,000	AUD	982,383
6.50%, 8/7/19	445,000	AUD	433,478
Inter-American Development Bank
6.00%, 5/25/16	1,297,000	AUD	1,158,737
6.50%, 8/20/19	292,000	AUD	285,927
International Finance Corp. 5.75%, 7/28/20	1,551,000	AUD	1,491,182

TOTAL SUPRANATIONAL BONDS (Cost: $6,688,856)			5,801,912

TOTAL INVESTMENTS IN SECURITIES - 98.7% (Cost: $35,241,158)			30,999,046
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.3%			412,168

NET ASSETS - 100.0%			$31,411,214

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
NZD	-	New Zealand dollar
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

November 30, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 35.7%

Federal Home Loan Mortgage Corporation - 8.2%
2.38%, 1/13/22(a)	$699,000	$709,572
4.00%, 6/1/34	194,258	209,288
3.50%, 10/1/34	198,479	208,889
4.00%, 12/1/43	90,894	97,068
4.00%, 12/1/44(b)	600,000	639,844
4.50%, 12/1/44(b)	700,000	760,074

Total Federal Home Loan Mortgage Corporation		2,624,735

Federal National Mortgage Association - 20.6%
0.88%, 5/21/18(a)	526,000	521,049
4.00%, 7/1/19	89,065	94,691
4.00%, 7/1/26	38,638	41,250
3.50%, 12/1/26	42,594	45,211
5.50%, 2/1/28	146,522	165,525
2.50%, 8/1/28	44,346	45,372
3.00%, 11/1/28	45,143	47,106
3.00%, 7/1/29	96,541	100,675
2.50%, 12/1/29(b)	300,000	305,900
3.00%, 12/1/29(b)	200,000	208,281
3.50%, 12/1/29(b)	300,000	317,824
4.00%, 12/1/29(b)	200,000	212,461
3.50%, 8/1/33	161,064	170,515
4.00%, 4/1/34	183,177	197,590
4.00%, 8/1/34	389,980	420,665
4.50%, 10/1/41	93,844	102,183
3.50%, 6/1/42	92,731	96,863
3.00%, 8/1/43	95,721	96,895
4.00%, 11/1/43	89,639	95,849
3.00%, 12/1/44(b)	600,000	606,516
3.50%, 12/1/44(b)	600,000	625,406
4.00%, 12/1/44(b)	600,000	640,641
4.50%, 12/1/44(b)	600,000	652,172
5.00%, 12/1/44(b)	700,000	776,234

Total Federal National Mortgage Association		6,586,874

Government National Mortgage Association - 6.9%
5.00%, 2/20/43	157,145	175,734
5.00%, 11/20/43	292,606	323,779
5.00%, 12/20/43	297,778	330,525
3.50%, 8/20/44	297,663	313,130
5.00%, 8/20/44	94,450	105,350
3.50%, 12/1/44(b)	400,000	420,219
4.00%, 12/1/44(b)	400,000	429,062
5.00%, 12/1/44(b)	100,000	109,961

Total Government National Mortgage Association		2,207,760

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $11,304,025)		11,419,369

U.S. GOVERNMENT OBLIGATIONS - 27.8%

U.S. Treasury Bonds - 5.7%
U.S. Treasury Bond
4.50%, 2/15/36(a)	399,000	518,045
4.38%, 5/15/40(a)	328,000	421,352
2.88%, 5/15/43	352,000	348,865
3.63%, 8/15/43	464,000	529,178

Total U.S. Treasury Bonds		1,817,440

U.S. Treasury Notes - 22.1%
U.S. Treasury Note
0.38%, 3/31/16	70,000	70,120
1.75%, 5/31/16	680,000	695,141
0.63%, 7/15/16	6,281,000	6,311,915

Total U.S. Treasury Notes		7,077,176

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $8,771,748)		8,894,616

CORPORATE BONDS - 23.4%

United States - 23.4%
21st Century Fox America, Inc. 6.65%, 11/15/37	80,000	105,232
American International Group, Inc. 4.88%, 6/1/22(a)	272,000	305,250
Amgen, Inc. 5.15%, 11/15/41(a)	96,000	104,905
AT&T, Inc. 4.35%, 6/15/45	98,000	93,174
Bank of America Corp. 2.60%, 1/15/19	322,000	326,701
Burlington Northern Santa Fe LLC 4.70%, 10/1/19	254,500	284,764
Caterpillar Financial Services Corp. 7.15%, 2/15/19(a)	49,500	59,704
Citigroup, Inc. 8.13%, 7/15/39	60,000	91,526
Comcast Corp. 6.45%, 3/15/37	171,000	223,248
DIRECTV Holdings LLC 3.80%, 3/15/22	183,000	187,933
Dow Chemical Co. (The) 4.25%, 11/15/20(a)	231,000	250,007
Duke Energy Florida, Inc. 6.40%, 6/15/38(a)	64,500	87,735
Energy Transfer Partners LP 6.50%, 2/1/42	40,000	45,781
Enterprise Products Operating LLC 3.35%, 3/15/23	132,000	131,913
Freeport-McMoRan, Inc. 3.88%, 3/15/23(a)	157,000	154,709
General Electric Capital Corp. 5.50%, 1/8/20	245,000	283,437
Goldman Sachs Group, Inc. (The) 7.50%, 2/15/19	313,000	375,475
Hartford Financial Services Group, Inc. (The) 5.13%, 4/15/22(a)	259,000	292,046
Home Depot, Inc. (The) 4.88%, 2/15/44(a)	19,000	21,951
JPMorgan Chase & Co.
3.20%, 1/25/23	177,000	177,833
5.50%, 10/15/40	40,000	47,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

November 30, 2014

Investments	Principal Amount	Value
Kinder Morgan Energy Partners LP
6.95%, 1/15/38	$20,000	$23,349
5.50%, 3/1/44	55,000	55,683
Merck & Co., Inc. 4.15%, 5/18/43(a)	19,000	19,900
Mondelez International, Inc. 5.38%, 2/10/20(a)	166,000	189,623
Morgan Stanley 2.13%, 4/25/18	200,000	201,086
Norfolk Southern Corp. 3.00%, 4/1/22	233,000	235,692
Oncor Electric Delivery Co. LLC 7.00%, 9/1/22	263,000	333,770
Oracle Corp. 6.50%, 4/15/38(a)	80,000	106,155
PepsiCo, Inc. 4.50%, 1/15/20(a)	277,000	309,278
Pfizer, Inc. 7.20%, 3/15/39	80,000	115,937
Philip Morris International, Inc. 4.88%, 11/15/43	170,000	185,391
Plains All American Pipeline LP 3.65%, 6/1/22	143,500	147,008
Prudential Financial, Inc. 6.63%, 12/1/37, Series D(a)	40,000	51,904
Public Service Electric & Gas Co. 2.38%, 5/15/23	161,000	155,660
Southern California Edison Co. 4.65%, 10/1/43(a)	144,000	161,418
Time Warner Cable, Inc. 6.75%, 6/15/39	70,500	90,999
Time Warner, Inc. 7.63%, 4/15/31(a)	186,000	256,281
United Technologies Corp. 6.13%, 2/1/19	257,500	301,649
Verizon Communications, Inc. 6.55%, 9/15/43(a)	177,000	228,958
Wal-Mart Stores, Inc. 6.20%, 4/15/38	84,000	111,059
WellPoint, Inc. 4.65%, 1/15/43	59,000	60,749
Wells Fargo & Co. 4.13%, 8/15/23(a)	222,000	233,618
Xerox Corp. 6.35%, 5/15/18(a)	218,000	248,546

TOTAL CORPORATE BONDS (Cost: $7,382,594)		7,474,598

FOREIGN CORPORATE BONDS - 3.0%

Austria - 0.1%
Oesterreichische Kontrollbank AG 4.88%, 2/16/16	40,000	42,111

Belgium - 0.7%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20	207,000	236,517

Brazil - 0.1%
Vale Overseas Ltd. 6.88%, 11/21/36	40,000	43,857

Canada - 0.7%
Nexen Energy ULC 6.40%, 5/15/37	175,000	219,556

Mexico - 0.5%
Petroleos Mexicanos 6.00%, 3/5/20(a)	127,000	144,964

Netherlands - 0.2%
Shell International Finance B.V. 5.50%, 3/25/40	40,000	48,848

United Kingdom - 0.7%
HSBC Holdings PLC 5.10%, 4/5/21(a)	207,000	235,258

TOTAL FOREIGN CORPORATE BONDS (Cost: $963,782)		971,111

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%

Brazil - 0.7%
Brazilian Government International Bond 10.13%, 5/15/27	139,000	220,315

Italy - 0.4%
Italy Government International Bond 5.38%, 6/15/33	129,000	153,440

Mexico - 0.6%
Mexico Government International Bond 4.00%, 10/2/23	179,000	188,398

Poland - 0.1%
Poland Government International Bond 3.00%, 3/17/23	29,000	29,087

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $587,492)		591,240

SUPRANATIONAL BOND - 1.9%
European Investment Bank 4.00%, 2/16/21(a) (Cost: $588,094)	530,000	595,814

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%

United States - 3.6%
Citigroup Commercial Mortgage Trust 1.99%, 4/10/46, Series 2013-GC11, Class A2	15,000	15,188
COMM Mortgage Trust
1.34%, 7/10/45, Series 2013-CR9, Class A1	24,077	24,258
3.60%, 5/10/47, Series 2014-CR17, Class ASB	170,000	179,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

November 30, 2014

Investments	Principal Amount	Value
GS Mortgage Securities Trust 4.24%, 8/10/46, Series 2013-GC14, Class A5	$175,000	$192,318
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	180,000	194,258
3.05%, 4/15/47, Series 2014-C19, Class A2	190,000	198,367
JPMorgan Chase Commercial Mortgage Securities Trust 2.67%, 1/15/46, Series 2013-C13, Class A2	45,000	46,429
Morgan Stanley Bank of America Merrill Lynch Trust 3.13%, 12/15/48, Series 2013-C8, Class A4	145,000	147,876
WFRBS Commercial Mortgage Trust 4.02%, 12/15/46, Series 2013-C17, Class A4	150,000	162,147

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,143,480)		1,160,329

MUNICIPAL BOND - 0.7%

United States - 0.7%
State of California 7.55%, 4/1/39 (Cost: $218,143)	150,000	227,817

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.1%

United States - 12.1%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(c) (Cost: $3,869,674)(d)	3,869,674	3,869,674

TOTAL INVESTMENTS IN SECURITIES - 110.0% (Cost: $34,829,032)		35,204,568
Liabilities in Excess of Cash and Other Assets - (10.0)%		(3,193,336)

NET ASSETS - 100.0%		$32,011,232

(a)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(b)	To-be-announced (“TBA”) security (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(d)

At November 30, 2014, the total market value of the Fund’s securities on loan was $4,151,192 and the total market value of the collateral held by the Fund was $4,236,722. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $367,048.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

November 30, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 35.8%

Federal Home Loan Mortgage Corporation - 7.9%
2.38%, 1/13/22(a)	$1,736,000	$1,762,257
4.00%, 5/1/34	307,895	331,717
4.00%, 12/1/43	90,894	97,068
4.00%, 12/1/44(b)	1,300,000	1,386,328
4.50%, 12/1/44(b)	1,400,000	1,520,148

Total Federal Home Loan Mortgage Corporation		5,097,518

Federal National Mortgage Association - 21.2%
0.88%, 5/21/18(a)	1,411,000	1,397,718
4.00%, 7/1/19	171,125	181,935
5.50%, 10/1/25	165,423	185,051
4.00%, 7/1/26	38,638	41,250
3.50%, 12/1/26	42,594	45,211
2.50%, 8/1/28	44,346	45,372
3.00%, 11/1/28	45,143	47,106
3.00%, 7/1/29	193,083	201,349
4.50%, 9/1/29	305,616	332,663
2.50%, 12/1/29(b)	650,000	662,784
3.00%, 12/1/29(b)	450,000	468,633
3.50%, 12/1/29(b)	650,000	688,619
4.00%, 12/1/29(b)	440,000	467,414
3.50%, 8/1/33	44,740	47,365
4.00%, 5/1/34	184,434	198,945
3.50%, 7/1/34	311,885	328,885
4.00%, 8/1/34	779,961	841,330
4.50%, 9/1/39	86,936	94,725
3.50%, 6/1/42	92,731	96,864
3.00%, 8/1/43	95,721	96,895
4.00%, 11/1/43	89,639	95,849
3.00%, 12/1/44(b)	1,300,000	1,314,117
3.50%, 12/1/44(b)	1,295,000	1,349,835
4.00%, 12/1/44(b)	1,300,000	1,388,055
4.50%, 12/1/44(b)	1,300,000	1,413,039
5.00%, 12/1/44(b)	1,400,000	1,552,469

Total Federal National Mortgage Association		13,583,478

Government National Mortgage Association - 6.7%
5.00%, 2/20/43	157,145	175,734
5.00%, 11/20/43	438,909	485,669
5.00%, 12/20/43	446,667	495,787
5.00%, 4/20/44	488,842	538,358
3.50%, 7/20/44	493,259	518,888
4.00%, 7/20/44	289,488	310,972
3.50%, 8/20/44	595,326	626,259
4.00%, 8/20/44	295,573	317,509
5.00%, 8/20/44	94,450	105,351
3.50%, 12/1/44(b)	300,000	315,164
4.00%, 12/1/44(b)	300,000	321,797
5.00%, 12/1/44(b)	100,000	109,961

Total Government National Mortgage Association		4,321,449

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $22,786,749)		23,002,445

U.S. GOVERNMENT OBLIGATIONS - 29.7%

U.S. Treasury Bonds - 5.7%
U.S. Treasury Bond
4.50%, 2/15/36(a)	430,000	558,295
4.38%, 5/15/40	610,800	784,639
2.88%, 5/15/43	948,000	939,557
3.63%, 8/15/43	1,221,900	1,393,539

Total U.S. Treasury Bonds		3,676,030

U.S. Treasury Notes - 24.0%
U.S. Treasury Note
0.38%, 3/31/16	1,820,000	1,823,129
1.75%, 5/31/16	1,457,000	1,489,441
0.63%, 7/15/16	12,039,700	12,098,959

Total U.S. Treasury Notes		15,411,529

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $18,832,151)		19,087,559

CORPORATE BONDS - 21.8%

United States - 21.8%
21st Century Fox America, Inc. 6.65%, 11/15/37	179,000	235,457
American International Group, Inc. 4.88%, 6/1/22	343,000	384,929
Amgen, Inc. 5.15%, 11/15/41(a)	183,000	199,975
AT&T, Inc. 4.35%, 6/15/45	160,000	152,121
Bank of America Corp. 2.60%, 1/15/19	657,000	666,592
Burlington Northern Santa Fe LLC 4.70%, 10/1/19	229,500	256,791
Capital One Financial Corp. 6.15%, 9/1/16	489,000	530,492
Caterpillar Financial Services Corp. 7.15%, 2/15/19(a)	151,500	182,730
Comcast Corp. 6.45%, 3/15/37	284,000	370,774
Costco Wholesale Corp. 5.50%, 3/15/17	36,000	39,702
DIRECTV Holdings LLC 3.80%, 3/15/22	267,000	274,198
Dow Chemical Co. (The) 4.25%, 11/15/20(a)	240,000	259,748
Duke Energy Florida, Inc. 6.40%, 6/15/38(a)	147,500	200,635
Energy Transfer Partners LP 6.50%, 2/1/42	120,000	137,342
Enterprise Products Operating LLC 3.35%, 3/15/23	169,000	168,888
Freeport-McMoRan, Inc. 3.88%, 3/15/23(a)	195,000	192,154
General Electric Capital Corp. 5.50%, 1/8/20	484,000	559,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

November 30, 2014

Investments	Principal Amount	Value
Goldman Sachs Group, Inc. (The) 7.50%, 2/15/19	$531,000	$636,988
Hartford Financial Services Group, Inc. (The) 5.13%, 4/15/22	426,000	480,354
Home Depot, Inc. (The) 4.88%, 2/15/44(a)	65,000	75,097
JPMorgan Chase & Co. 3.20%, 1/25/23	474,000	476,229
Kinder Morgan Energy Partners LP 5.50%, 3/1/44	183,000	185,274
Mondelez International, Inc. 5.38%, 2/10/20	293,000	334,695
Morgan Stanley 2.13%, 4/25/18	602,000	605,269
Norfolk Southern Corp. 3.00%, 4/1/22	534,000	540,169
Oncor Electric Delivery Co. LLC 7.00%, 9/1/22	354,000	449,257
Oracle Corp. 6.50%, 4/15/38(a)	168,000	222,926
PepsiCo, Inc. 4.50%, 1/15/20(a)	291,000	324,910
Pfizer, Inc. 7.20%, 3/15/39	234,000	339,115
Philip Morris International, Inc. 4.88%, 11/15/43	224,000	244,280
Plains All American Pipeline LP 3.65%, 6/1/22	319,500	327,310
Prudential Financial, Inc. 6.63%, 12/1/37, Series D(a)	229,000	297,150
Public Service Electric & Gas Co. 2.38%, 5/15/23(a)	469,000	453,444
Southern California Edison Co. 4.65%, 10/1/43(a)	300,000	336,288
Time Warner Cable, Inc. 6.75%, 6/15/39	143,500	185,225
Time Warner, Inc. 7.63%, 4/15/31	307,000	423,002
United Technologies Corp. 6.13%, 2/1/19	298,500	349,678
Verizon Communications, Inc. 6.55%, 9/15/43(a)	391,000	505,777
Wal-Mart Stores, Inc. 6.20%, 4/15/38	335,000	442,912
WellPoint, Inc. 4.65%, 1/15/43	185,000	190,483
Wells Fargo & Co. 4.13%, 8/15/23(a)	494,000	519,853
Xerox Corp. 6.35%, 5/15/18(a)	241,000	274,769

TOTAL CORPORATE BONDS (Cost: $13,895,947)		14,032,915

FOREIGN CORPORATE BONDS - 3.6%

Belgium - 0.8%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20	447,000	510,739

Brazil - 0.3%
Petrobras International Finance Co. 6.88%, 1/20/40(a)	87,000	87,221
Vale Overseas Ltd. 6.88%, 11/21/36(a)	120,000	131,571

Total Brazil		218,792

Canada - 0.5%
Bank of Montreal 2.50%, 1/11/17(a)	185,000	190,581
Nexen Energy ULC 6.40%, 5/15/37	110,000	138,007

Total Canada		328,588

Mexico - 0.6%
Petroleos Mexicanos 6.00%, 3/5/20(a)	337,000	384,669

Netherlands - 0.2%
Shell International Finance B.V. 5.50%, 3/25/40	120,000	146,545

Spain - 0.3%
Telefonica Emisiones SAU 3.99%, 2/16/16	151,000	156,427

United Kingdom - 0.9%
HSBC Holdings PLC 5.10%, 4/5/21(a)	482,000	547,799

TOTAL FOREIGN CORPORATE BONDS (Cost: $2,300,188)		2,293,559

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%

Brazil - 0.6%
Brazilian Government International Bond 10.13%, 5/15/27	232,000	367,720

Italy - 0.4%
Italy Government International Bond 5.38%, 6/15/33	217,000	258,113

Mexico - 0.6%
Mexico Government International Bond 4.00%, 10/2/23	365,000	384,162

Turkey - 0.2%
Turkey Government International Bond 7.38%, 2/5/25	98,000	123,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

November 30, 2014

Investments	Principal Amount	Value
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,124,853)		1,133,725

SUPRANATIONAL BOND - 1.5%
European Investment Bank 4.00%, 2/16/21 (Cost: $922,310)	$830,000	$933,068

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%

United States - 3.3%
Citigroup Commercial Mortgage Trust 1.99%, 4/10/46, Series 2013-GC11, Class A2	35,000	35,437
COMM Mortgage Trust
1.34%, 7/10/45, Series 2013-CR9, Class A1	24,077	24,258
3.60%, 5/10/47, Series 2014-CR17, Class ASB	55,000	58,070
GS Mortgage Securities Trust 4.24%, 8/10/46, Series 2013-GC14, Class A5	265,000	291,225
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	250,000	269,802
3.05%, 4/15/47, Series 2014-C19, Class A2	245,000	255,790
JPMorgan Chase Commercial Mortgage Securities Trust
2.67%, 1/15/46, Series 2013-C13, Class A2	75,000	77,382
5.42%, 1/15/49, Series 2007-LDPX, Class A3	103,654	111,740
Morgan Stanley Bank of America Merrill Lynch Trust 3.13%, 12/15/48, Series 2013-C8, Class A4	225,000	229,463
UBS Commercial Mortgage Trust 3.00%, 5/10/45, Series 2012-C1, Class AAB	250,000	259,509
UBS-Barclays Commercial Mortgage Trust 3.09%, 8/10/49, Series 2012-C3, Class A4	100,000	102,119
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	205,000	221,600
1.19%, 3/15/47, Series 2014-LC14, Class A1	199,228	199,435

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $2,102,590)		2,135,830

MUNICIPAL BOND - 0.6%

United States - 0.6%
State of California 7.55%, 4/1/39 (Cost: $381,978)	260,000	394,883

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.7%

United States - 8.7%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(c) (Cost: $5,581,554)(d)	5,581,554	5,581,554

TOTAL INVESTMENTS IN SECURITIES - 106.8% (Cost: $67,928,320)		68,595,538
Liabilities in Excess of Cash and Other Assets - (6.8)%		(4,356,972)

NET ASSETS - 100.0%		$64,238,566

(a)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(b)	To-be-announced (“TBA”) security (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(d)	At November 30, 2014, the total market value of the Fund’s securities on loan was $5,987,562 and the total market value of the collateral held by the Fund was $6,111,744. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $530,190.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

November 30, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.9%

U.S. Treasury Notes - 99.9%
U.S. Treasury Floating Rate Note
0.07%, 1/31/16**	$742,000	$741,944
0.09%, 4/30/16**	742,000	742,123
0.09%, 7/31/16**	742,000	742,094
0.07%, 10/31/16**(a)	270,000	269,924

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,496,180)		2,496,085

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.0%

United States - 11.0%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(b) (Cost: $275,400)(c)	275,400	275,400

TOTAL INVESTMENTS IN SECURITIES - 110.9% (Cost: $2,771,580)		2,771,485
Liabilities in Excess of Cash and Other Assets - (10.9)%		(273,174)

NET ASSETS - 100.0%		$2,498,311

**	Floating rate note. Coupon shown is in effect at November 30, 2014. Date represents the ultimate maturity date.
(a)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(c)	At November 30, 2014, the total market value of the Fund’s securities on loan was $269,924 and the total market value of the collateral held by the Fund was $275,400.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

November 30, 2014

Investments	Principal Amount	Value
CORPORATE BONDS - 84.9%

United States - 84.9%
AES Corp. 8.00%, 10/15/17	$49,000	$55,738
Affinion Group, Inc. 7.88%, 12/15/18(a)	50,000	38,125
Alcoa, Inc. 6.75%, 7/15/18(a)	113,000	128,198
Alere, Inc. 7.25%, 7/1/18	76,000	80,750
Ally Financial, Inc. 5.50%, 2/15/17	196,000	206,535
Associated Materials LLC 9.13%, 11/1/17(a)	150,000	129,000
Avaya, Inc. 7.00%, 4/1/19(b)	126,000	123,795
Best Buy Co., Inc. 5.00%, 8/1/18	112,000	116,690
Beverages & More, Inc. 10.00%, 11/15/18(b)	30,000	28,763
Big Heart Pet Brands 7.63%, 2/15/19(a)	157,000	154,154
Cablevision Systems Corp. 7.75%, 4/15/18(a)	188,000	209,385
Carrizo Oil & Gas, Inc. 8.63%, 10/15/18(a)	60,000	62,400
Casella Waste Systems, Inc. 7.75%, 2/15/19	157,000	159,747
CDW LLC 8.50%, 4/1/19	81,000	86,366
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/19, PIK(a)(b)	157,000	148,757
CIT Group, Inc. 5.00%, 5/15/17(a)	226,000	236,170
CNH Industrial Capital LLC 6.25%, 11/1/16(a)	150,000	158,812
Cogent Communications Holdings, Inc. 8.38%, 2/15/18(b)	60,000	63,300
Dell, Inc. 3.10%, 4/1/16(a)	106,000	107,325
DISH DBS Corp. 4.25%, 4/1/18(a)	226,000	230,520
EPL Oil & Gas, Inc. 8.25%, 2/15/18(a)	99,000	91,080
EV Energy Partners L.P. 8.00%, 4/15/19	88,000	84,920
First Data Corp. 7.38%, 6/15/19(b)	156,000	164,580
General Motors Co. 3.50%, 10/2/18	212,000	218,360
GenOn Energy, Inc. 7.88%, 6/15/17	188,000	193,170

HCA, Inc. 6.50%, 2/15/16(a)	106,000	111,433
HD Supply, Inc. 8.13%, 4/15/19	92,000	100,188
Headwaters, Inc. 7.25%, 1/15/19	125,000	130,938
Hertz Corp. (The) 6.75%, 4/15/19(a)	119,000	123,463
Hexion U.S. Finance Corp. 8.88%, 2/1/18(a)	150,000	142,125
iHeartCommunications, Inc. 6.88%, 6/15/18	50,000	45,250
International Lease Finance Corp. 8.75%, 3/15/17	246,000	277,857
iStar Financial, Inc.
7.13%, 2/15/18	188,000	200,220
4.88%, 7/1/18	56,000	55,370
KB Home 4.75%, 5/15/19	188,000	187,530
Kinder Morgan Finance Co. LLC 5.70%, 1/5/16	176,000	184,556
Kinetic Concepts, Inc. 10.50%, 11/1/18(a)	150,000	166,500
Lennar Corp. 4.75%, 12/15/17	188,000	195,755
Level 3 Financing, Inc. 9.38%, 4/1/19	94,000	100,698
Masco Corp. 6.13%, 10/3/16	88,000	94,270
MGM Resorts International 7.63%, 1/15/17(a)	144,000	155,880
Michaels FinCo Holdings LLC 7.50%, 8/1/18, PIK(a)(b)	131,000	134,275
Navient Corp. 8.45%, 6/15/18	253,000	286,522
NRG Energy, Inc. 7.63%, 1/15/18(a)	188,000	208,680
Pactiv LLC 8.13%, 6/15/17	200,000	219,000
Peabody Energy Corp. 6.00%, 11/15/18(a)	56,000	53,620
PPL Capital Funding, Inc. 6.70%, 3/30/67, Series A(c)	56,000	56,730
Radian Group, Inc. 5.50%, 6/1/19	188,000	194,580
Safway Group Holding LLC 7.00%, 5/15/18(a)(b)	130,000	131,709
Sears Holdings Corp. 6.63%, 10/15/18(a)	99,000	92,565
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/18(a)(b)	80,000	80,400
Sprint Communications, Inc. 9.00%, 11/15/18(b)	271,000	314,360
Standard Pacific Corp. 8.38%, 5/15/18(a)	38,000	43,463
SUPERVALU, Inc. 8.00%, 5/1/16	113,000	123,453

Syniverse Holdings, Inc. 9.13%, 1/15/19	38,000	39,805
T-Mobile USA, Inc. 6.46%, 4/28/19(a)	119,000	123,760
Tenet Healthcare Corp. 5.00%, 3/1/19(a)(b)	130,000	128,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

November 30, 2014

Investments	Principal Amount	Value
Thompson Creek Metals Co., Inc. 7.38%, 6/1/18	$157,000	$144,047
Toys R Us, Inc. 10.38%, 8/15/17(a)	20,000	16,600
TransUnion Holding Co., Inc. 8.13%, 6/15/18(a)	112,000	116,480
U.S. Airways Group, Inc. 6.13%, 6/1/18(a)	188,000	195,520
U.S. Foods, Inc. 8.50%, 6/30/19	126,000	134,001
United Continental Holdings, Inc. 6.38%, 6/1/18	188,000	197,165
Univision Communications, Inc. 6.88%, 5/15/19(b)	188,000	197,870
USG Corp. 9.75%, 1/15/18	76,000	87,780
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/18(a)(b)	110,000	117,838
Verso Paper Holdings LLC 11.75%, 1/15/19	29,000	22,475
VWR Funding, Inc. 7.25%, 9/15/17(a)	112,000	117,753
Westmoreland Coal Co. 10.75%, 2/1/18	98,000	103,047
Windstream Corp. 7.88%, 11/1/17	107,000	118,436

TOTAL CORPORATE BONDS (Cost: $9,447,279)		9,348,982

FOREIGN CORPORATE BONDS - 7.2%

Canada - 1.0%
Tervita Corp. 8.00%, 11/15/18(a)(b)	119,000	108,290

Cyprus - 1.0%
Drill Rigs Holdings, Inc. 6.50%, 10/1/17(a)(b)	126,000	112,140

Italy - 0.8%
Telecom Italia Capital S.A. 7.00%, 6/4/18(a)	76,000	85,310

Luxembourg - 3.1%
ArcelorMittal 5.00%, 2/25/17(a)	242,000	252,890
Intelsat Jackson Holdings S.A. 7.25%, 4/1/19(a)	92,000	96,600

Total Luxembourg		349,490

Norway - 1.3%
Eksportfinans ASA 2.00%, 9/15/15	140,000	140,805

TOTAL FOREIGN CORPORATE BONDS (Cost: $825,807)		796,035

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 27.6%

United States - 27.6%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(d) (Cost: $3,042,740)(e)	3,042,740	3,042,740

TOTAL INVESTMENTS IN SECURITIES - 119.7% (Cost: $13,315,826)		13,187,757
Liabilities in Excess of Cash and Other Assets - (19.7)%		(2,169,414)

NET ASSETS - 100.0%		$11,018,343

(a)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the current rate on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(e)	At November 30, 2014, the total market value of the Fund’s securities on loan was $2,980,484 and the total market value of the collateral held by the Fund was $3,042,740.
PIK	- Payment In Kind

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

November 30, 2014

Investments	Principal Amount	Value
CORPORATE BONDS - 84.2%

United States - 84.2%
AES Corp. 8.00%, 10/15/17(a)	$121,000	$137,638
Affinion Group, Inc. 7.88%, 12/15/18(a)	183,000	139,538
Alcoa, Inc. 6.75%, 7/15/18(a)	174,000	197,403
Alere, Inc. 7.25%, 7/1/18	200,000	212,500
Ally Financial, Inc. 5.50%, 2/15/17(a)	584,000	615,390
Associated Materials LLC 9.13%, 11/1/17(a)	342,000	294,120
Avaya, Inc. 7.00%, 4/1/19(b)	22,000	21,615
Avon Products, Inc. 6.50%, 3/1/19(a)	107,000	109,408
Best Buy Co., Inc. 5.00%, 8/1/18(a)	200,000	208,375
Beverages & More, Inc. 10.00%, 11/15/18(b)	89,000	85,329
Big Heart Pet Brands 7.63%, 2/15/19(a)	258,000	253,324
Cablevision Systems Corp. 7.75%, 4/15/18(a)	426,000	474,457
Carrizo Oil & Gas, Inc. 8.63%, 10/15/18(a)	116,000	120,640
CCO Holdings LLC 7.00%, 1/15/19	426,000	444,637
CDW LLC 8.50%, 4/1/19	208,000	221,780
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/19, PIK(a)(b)	342,000	324,045
CIT Group, Inc. 5.00%, 5/15/17(a)	533,000	556,985
CNH Industrial Capital LLC 6.25%, 11/1/16(a)	387,000	409,736
Cogent Communications Holdings, Inc. 8.38%, 2/15/18(b)	180,000	189,900
Constellation Brands, Inc. 7.25%, 9/1/16	198,000	216,810
D.R. Horton, Inc. 3.75%, 3/1/19	217,000	218,085
Dell, Inc. 3.10%, 4/1/16(a)	73,000	73,913
DISH DBS Corp. 4.25%, 4/1/18	463,000	472,260
Eagle Midco, Inc. 9.00%, 6/15/18(b)	194,000	198,850
EPL Oil & Gas, Inc. 8.25%, 2/15/18(a)	282,000	259,440

EV Energy Partners L.P. 8.00%, 4/15/19	216,000	208,440
First Data Corp. 7.38%, 6/15/19(b)	242,000	255,310
General Motors Co. 3.50%, 10/2/18(a)	584,000	601,520
GenOn Energy, Inc. 7.88%, 6/15/17	426,000	437,715
HCA, Inc. 6.50%, 2/15/16(a)	327,000	343,759
HD Supply, Inc. 8.13%, 4/15/19	219,000	238,491
Headwaters, Inc. 7.25%, 1/15/19	256,000	268,160
Hertz Corp. (The) 6.75%, 4/15/19	142,000	147,325
Hexion U.S. Finance Corp. 8.88%, 2/1/18(a)	359,000	340,152
iHeartCommunications, Inc. 6.88%, 6/15/18	142,000	128,510
International Lease Finance Corp. 8.75%, 3/15/17	461,000	520,699
iStar Financial, Inc.
7.13%, 2/15/18	74,000	78,810
4.88%, 7/1/18(a)	245,000	242,244
KB Home 4.75%, 5/15/19	58,000	57,855
Kinder Morgan Finance Co. LLC 5.70%, 1/5/16(a)	379,000	397,425
Kinetic Concepts, Inc. 10.50%, 11/1/18(a)	342,000	379,620
Lennar Corp. 4.75%, 12/15/17	342,000	356,107
Level 3 Financing, Inc. 9.38%, 4/1/19	179,000	191,754
Masco Corp. 6.13%, 10/3/16	87,000	93,199
MGM Resorts International 7.63%, 1/15/17(a)	336,000	363,720
Michaels FinCo Holdings LLC 7.50%, 8/1/18, PIK(b)	21,000	21,525
Navient Corp. 8.45%, 6/15/18	674,000	763,305
NRG Energy, Inc. 7.63%, 1/15/18	426,000	472,860
Pactiv LLC 8.13%, 6/15/17	258,000	282,510
Peabody Energy Corp. 6.00%, 11/15/18(a)	167,000	159,903
PPL Capital Funding, Inc. 6.70%, 3/30/67, Series A(c)	137,000	138,786
PulteGroup, Inc. 7.63%, 10/15/17	52,000	59,280
Radian Group, Inc. 5.50%, 6/1/19	426,000	440,910
Sabine Pass LNG L.P. 7.50%, 11/30/16	250,000	266,875
Safway Group Holding LLC 7.00%, 5/15/18(a)(b)	219,000	221,880
Sears Holdings Corp. 6.63%, 10/15/18(a)	79,000	73,865
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/18(a)(b)	142,000	142,710
Sprint Communications, Inc. 9.00%, 11/15/18(b)	557,000	646,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

November 30, 2014

Investments	Principal Amount	Value
Standard Pacific Corp. 8.38%, 5/15/18(a)	$84,000	$96,075
Syniverse Holdings, Inc. 9.13%, 1/15/19	342,000	358,245
Synovus Financial Corp. 5.13%, 6/15/17	237,000	243,517
T-Mobile USA, Inc. 6.46%, 4/28/19(a)	268,000	278,720
Tenet Healthcare Corp. 5.00%, 3/1/19(a)(b)	341,000	336,737
Thompson Creek Metals Co., Inc. 7.38%, 6/1/18(a)	258,000	236,715
Toys R Us, Inc. 10.38%, 8/15/17(a)	83,000	68,890
TransUnion Holding Co., Inc. 8.13%, 6/15/18(a)	426,000	443,040
U.S. Airways Group, Inc. 6.13%, 6/1/18(a)	342,000	355,680
U.S. Foods, Inc. 8.50%, 6/30/19	232,000	246,732
United Continental Holdings, Inc. 6.38%, 6/1/18	308,000	323,015
Univision Communications, Inc. 6.88%, 5/15/19(b)	163,000	171,557
USG Corp. 9.75%, 1/15/18(a)	342,000	395,010
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/18(a)(b)	325,000	348,156
Verso Paper Holdings LLC 11.75%, 1/15/19	74,000	57,350
VWR Funding, Inc. 7.25%, 9/15/17(a)	140,000	147,192
Westmoreland Coal Co. 10.75%, 2/1/18	250,000	262,875
Whiting Petroleum Corp. 5.00%, 3/15/19(a)	123,000	120,233
Windstream Corp. 7.88%, 11/1/17	174,000	192,596

TOTAL CORPORATE BONDS (Cost: $20,814,103)		20,479,857

FOREIGN CORPORATE BONDS - 9.9%

Australia - 0.5%
FMG Resources August 2006 Pty Ltd. 6.00%, 4/1/17(a)(b)	134,000	127,719

Canada - 0.7%
Telesat Canada 6.00%, 5/15/17(b)	145,000	149,423
Tervita Corp. 8.00%, 11/15/18(b)	29,000	26,390

Total Canada		175,813

France - 1.0%
Numericable-SFR 4.88%, 5/15/19(a)(b)	250,000	248,125

Germany - 1.1%
Schaeffler Holding Finance B.V. 6.88%, 8/15/18, PIK(b)	250,000	262,812
Italy - 1.3%
Telecom Italia Capital S.A.
5.25%, 10/1/15	158,000	162,740
7.00%, 6/4/18	135,000	151,537

Total Italy		314,277

Luxembourg - 3.8%
ArcelorMittal 5.00%, 2/25/17(a)	557,000	582,065
Intelsat Jackson Holdings S.A. 7.25%, 4/1/19(a)	319,000	334,950

Total Luxembourg		917,015

Norway - 1.5%
Eksportfinans ASA 2.00%, 9/15/15	348,000	350,001

TOTAL FOREIGN CORPORATE BONDS (Cost: $2,414,748)		2,395,762

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.8%

United States - 29.8%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(d) (Cost: $7,247,770)(e)	7,247,770	7,247,770

TOTAL INVESTMENTS IN SECURITIES - 123.9% (Cost: $30,476,621)		30,123,389
Liabilities in Excess of Cash and Other Assets - (23.9)%		(5,803,510)

NET ASSETS - 100.0%		$24,319,879

(a)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the current rate on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(e)

At November 30, 2014, the total market value of the Fund’s securities on loan was $7,280,561 and the total market value of the collateral held by the Fund was $7,432,240. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $184,470.

PIK	- Payment In Kind

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2014

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 93.7%

Brazil - 18.2%
Braskem Finance Ltd. 5.75%, 4/15/21, Reg S	$3,668,000	$3,787,210
CSN Resources S.A. 6.50%, 7/21/20, Reg S(a)	2,004,000	1,938,870
Odebrecht Finance Ltd. 4.38%, 4/25/25(a)(b)	2,520,000	2,230,200
Odebrecht Offshore Drilling Finance Ltd. 6.75%, 10/1/22, Reg S(a)	1,335,180	1,321,828
Oi S.A. 5.75%, 2/10/22, Reg S(a)	951,000	907,064
Petrobras Global Finance B.V. 5.63%, 5/20/43(a)	2,080,000	1,816,776
Petrobras International Finance Co. 5.38%, 1/27/21(a)	4,987,000	4,995,229
Vale Overseas Ltd. 4.38%, 1/11/22(a)	3,459,000	3,451,217

Total Brazil		20,448,394

Chile - 2.1%
Cencosud S.A. 4.88%, 1/20/23, Reg S(a)	2,340,000	2,340,000

China - 3.8%
China Overseas Finance Cayman VI Ltd. 4.25%, 5/8/19, Reg S	1,750,000	1,817,804
Country Garden Holdings Co., Ltd. 7.25%, 4/4/21, Reg S	2,450,000	2,419,375

Total China		4,237,179

Colombia - 5.7%
Ecopetrol S.A. 7.63%, 7/23/19(a)	2,650,000	3,166,750
Pacific Rubiales Energy Corp.
5.38%, 1/26/19(a)(b)	2,360,000	2,360,000
5.13%, 3/28/23, Reg S(a)	990,000	925,650

Total Colombia		6,452,400

Hong Kong - 5.2%
Hutchison Whampoa International 11 Ltd. 4.63%, 1/13/22, Reg S(a)	1,365,000	1,485,606
MIE Holdings Corp. 7.50%, 4/25/19(b)	2,000,000	1,810,980
Noble Group Ltd. 6.75%, 1/29/20, Reg S	2,253,000	2,528,992

Total Hong Kong		5,825,578

India - 6.0%
Bharti Airtel International Netherlands B.V. 5.35%, 5/20/24(b)	2,700,000	2,949,961
ICICI Bank Ltd. 6.38%, 4/30/22, Reg S(c)	1,625,000	1,690,000
Vedanta Resources PLC 8.25%, 6/7/21, Reg S(a)	2,098,000	2,118,980

Total India		6,758,941

Indonesia - 6.8%
Pertamina Persero PT 5.63%, 5/20/43, Reg S	5,420,000	5,274,825
Perusahaan Gas Negara Persero Tbk PT 5.13%, 5/16/24, Reg S	2,260,000	2,351,813

Total Indonesia		7,626,638

Jamaica - 4.0%
Digicel Group Ltd. 8.25%, 9/30/20, Reg S(a)	4,360,000	4,490,800

Kazakhstan - 2.9%
KazMunayGas National Co. JSC 6.38%, 4/9/21, Reg S	2,967,000	3,219,195

Macau - 0.9%
MCE Finance Ltd.
5.00%, 2/15/21(a)(b)	200,000	194,500
5.00%, 2/15/21, Reg S	900,000	875,250

Total Macau		1,069,750

Mexico - 13.3%
Cemex S.A.B. de C.V.
6.50%, 12/10/19(a)(b)	200,000	210,000
7.25%, 1/15/21(a)(b)	200,000	212,000
7.25%, 1/15/21, Reg S(a)	1,810,000	1,918,600
Empresas ICA S.A.B. de C.V. 8.90%, 2/4/21, Reg S(a)	2,280,000	2,317,809
Grupo Bimbo S.A.B. de C.V. 4.50%, 1/25/22, Reg S	2,668,000	2,815,407
Mexichem S.A.B. de C.V. 4.88%, 9/19/22, Reg S(a)	3,850,000	4,013,625
Southern Copper Corp. 5.25%, 11/8/42(a)	3,810,000	3,497,694

Total Mexico		14,985,135

Morocco - 2.7%
OCP S.A.
5.63%, 4/25/24(b)	200,000	212,250
5.63%, 4/25/24, Reg S	2,700,000	2,865,375

Total Morocco		3,077,625

Peru - 1.9%
BBVA Banco Continental S.A. 5.25%, 9/22/29(a)(b)(c)	90,000	91,350
Volcan Cia Minera S.A.A. 5.38%, 2/2/22, Reg S	2,106,000	2,084,940

Total Peru		2,176,290

Qatar - 2.9%
Ooredoo International Finance Ltd. 4.75%, 2/16/21, Reg S	2,956,000	3,236,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2014

Investments	Principal Amount	Value
Russia - 10.5%
EDC Finance Ltd. 4.88%, 4/17/20, Reg S	$810,000	$690,525
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd. 5.13%, 12/12/17, Reg S	1,750,000	1,655,937
Evraz Group S.A. 6.75%, 4/27/18, Reg S(a)	3,351,000	2,982,390
Lukoil International Finance B.V. 6.13%, 11/9/20, Reg S(a)	1,573,000	1,521,877
Severstal OAO Via Steel Capital S.A. 6.70%, 10/25/17, Reg S	235,000	239,113
Severstal OAO via Steel Capital S.A. 5.90%, 10/17/22, Reg S	677,000	629,610
VimpelCom Holdings B.V. 7.50%, 3/1/22, Reg S	4,352,000	4,052,800

Total Russia		11,772,252

Singapore - 1.5%
Puma International Financing S.A.
6.75%, 2/1/21, Reg S	500,000	502,500
6.75%, 2/1/21(b)	1,140,000	1,145,700

Total Singapore		1,648,200

South Africa - 2.6%
AngloGold Ashanti Holdings PLC 8.50%, 7/30/20(a)	2,660,000	2,879,450

Turkey - 2.3%
Anadolu Efes Biracilik Ve Malt Sanayii A.S. 3.38%, 11/1/22, Reg S(a)	2,730,000	2,535,488

Venezuela - 0.4%
Petroleos de Venezuela S.A. 8.50%, 11/2/17, Reg S(a)	718,200	505,469

TOTAL FOREIGN CORPORATE BONDS (Cost: $107,033,718)		105,285,604

FOREIGN GOVERNMENT AGENCIES - 3.4%

United Arab Emirates - 3.4%
MDC-GMTN B.V. 5.50%, 4/20/21, Reg S (Cost: $3,618,143)	3,256,000	3,781,030

SUPRANATIONAL BONDS - 1.0%
Alibaba Group Holding Ltd. 3.60%, 11/28/24(b)	560,000	561,293
Industrial & Commercial Bank of China Ltd. 3.23%, 11/13/19	560,000	567,952

TOTAL SUPRANATIONAL BONDS (Cost: $1,124,229)		1,129,245

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.7%

United States - 28.7%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(d) (Cost: $32,308,235)(e)	32,308,235	32,308,235

TOTAL INVESTMENTS IN SECURITIES - 126.8% (Cost: $144,084,325)		142,504,114
Liabilities in Excess of Cash and Other Assets - (26.8)%		(30,107,848)

NET ASSETS - 100.0%		$112,396,266

(a)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the current rate on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(e)

At November 30, 2014, the total market value of the Fund’s securities on loan was $33,281,607 and the total market value of the collateral held by the Fund was $33,974,405. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,666,170.

Reg S -	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2014

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 1.1%

Russia - 0.7%
Russian Railways via RZD Capital PLC 8.30%, 4/2/19, Reg S	262,300,000	RUB	$4,519,900
South Africa - 0.4%
KFW 7.00%, 4/9/18	30,000,000	ZAR	2,763,536

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $9,787,929)			7,283,436

FOREIGN GOVERNMENT OBLIGATIONS - 89.6%

Brazil - 10.6%
Brazil Letras do Tesouro Nacional
10.45%, 1/1/15(a)	278,000	BRL	106,870
11.12%, 1/1/16(a)	46,066,000	BRL	15,741,659
9.06%, 7/1/16(a)	41,391,000	BRL	13,355,151
11.26%, 1/1/17(a)	22,599,000	BRL	6,901,079
Brazil Notas do Tesouro Nacional
10.00%, 1/1/17, Series F	26,592,000	BRL	9,931,177
10.00%, 1/1/21, Series F	34,155,000	BRL	12,269,324
10.00%, 1/1/23, Series F	36,340,000	BRL	12,877,746
Brazilian Government International Bond
12.50%, 1/5/16	2,049,000	BRL	823,641
12.50%, 1/5/22	929,000	BRL	417,429

Total Brazil			72,424,076

Chile - 3.7%
Bonos del Banco Central de Chile en Pesos
6.00%, 1/1/17, Series 5YR	4,355,000,000	CLP	7,570,582
6.00%, 3/1/23	1,525,000,000	CLP	2,794,875
Chile Government International Bond
5.50%, 8/5/20	7,351,500,000	CLP	12,746,065
6.00%, 1/1/22, Reg S	1,000,000,000	CLP	1,811,608

Total Chile			24,923,130

China - 3.8%
China Government Bond
1.40%, 8/18/16, Reg S	14,000,000	CNY	2,224,570
2.56%, 6/29/17	10,500,000	CNY	1,699,339
3.09%, 6/29/20	7,500,000	CNY	1,220,381
2.48%, 12/1/20	32,000,000	CNY	5,021,258
2.36%, 8/18/21, Reg S	43,000,000	CNY	6,639,612
3.10%, 6/29/22	36,500,000	CNY	5,895,179
3.16%, 6/27/23	20,000,000	CNY	3,218,178

Total China			25,918,517

Colombia - 3.0%
Colombia Government International Bond 7.75%, 4/14/21	14,180,000,000	COP	7,243,757
Colombian TES
7.00%, 5/4/22, Series B	11,000,000,000	COP	5,175,356
10.00%, 7/24/24, Series B	8,000,000,000	COP	4,491,477
6.00%, 4/28/28, Series B	8,000,000,000	COP	3,308,763

Total Colombia			20,219,353

Indonesia - 5.6%
Indonesia Treasury Bond
10.00%, 7/15/17, Series FR28	32,504,000,000	IDR	2,822,995
11.00%, 11/15/20, Series FR31	76,631,000,000	IDR	7,273,038
8.25%, 7/15/21, Series FR53	103,330,000,000	IDR	8,708,423
8.38%, 9/15/26, Series FR56	143,231,000,000	IDR	12,112,749
8.25%, 6/15/32, Series FR58	79,880,000,000	IDR	6,602,667
8.75%, 2/15/44, Series FR67	7,880,000,000	IDR	668,108

Total Indonesia			38,187,980

Malaysia - 10.6%
Malaysia Government Bond
3.84%, 8/12/15, Series 0110	16,093,000	MYR	4,771,535
3.81%, 2/15/17, Series 0207	7,349,000	MYR	2,186,650
4.01%, 9/15/17, Series 0210	16,848,000	MYR	5,029,187
3.31%, 10/31/17, Series 0512	8,354,000	MYR	2,446,345
4.38%, 11/29/19, Series 0902	69,337,000	MYR	21,113,931
4.16%, 7/15/21, Series 0111	4,708,000	MYR	1,424,626
3.42%, 8/15/22, Series 0112	77,518,000	MYR	22,317,621
4.39%, 4/15/26, Series 0311	41,823,000	MYR	12,800,323

Total Malaysia			72,090,218

Mexico - 10.2%
Mexican Bonos
7.25%, 12/15/16, Series M 10	24,450,000	MXN	1,885,724
7.75%, 12/14/17, Series M 10	118,232,000	MXN	9,377,336
4.75%, 6/14/18, Series M	60,000,000	MXN	4,359,605
8.50%, 12/13/18, Series M 10	50,722,000	MXN	4,174,499
6.50%, 6/10/21, Series M	160,116,000	MXN	12,265,152
6.50%, 6/9/22, Series M	65,282,000	MXN	4,970,581
10.00%, 12/5/24, Series M 20	82,682,000	MXN	7,850,131
7.50%, 6/3/27, Series M 20	60,000,000	MXN	4,838,530
7.75%, 5/29/31, Series M	71,783,000	MXN	5,851,210
10.00%, 11/20/36, Series M 30	19,178,000	MXN	1,915,678
8.50%, 11/18/38, Series M 30	94,326,000	MXN	8,267,130
7.75%, 11/13/42, Series M	50,542,000	MXN	4,115,498

Total Mexico			69,871,074

Peru - 3.7%
Peruvian Government International Bond
8.60%, 8/12/17, Reg S	5,928,000	PEN	2,286,655
7.84%, 8/12/20, Reg S	30,939,000	PEN	12,264,885
8.20%, 8/12/26, Reg S	4,330,000	PEN	1,816,997
6.95%, 8/12/31, Reg S	18,631,000	PEN	6,873,987
6.90%, 8/12/37, Reg S	5,325,000	PEN	1,933,733

Total Peru			25,176,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2014

Investments	Principal Amount		Value
Philippines - 3.6%
Philippine Government Bond 7.63%, 9/29/36, Series 25-9	232,400,000	PHP	$7,267,410
Philippine Government International Bond
4.95%, 1/15/21	624,000,000	PHP	14,600,808
3.90%, 11/26/22	125,000,000	PHP	2,742,582

Total Philippines			24,610,800

Poland - 10.9%
Poland Government Bond
5.50%, 4/25/15, Series 0415	1,776,000	PLN	537,311
4.75%, 4/25/17, Series 0417	23,394,000	PLN	7,458,243
3.75%, 4/25/18, Series 0418	39,971,000	PLN	12,649,449
5.50%, 10/25/19, Series 1019	43,542,000	PLN	15,101,847
5.25%, 10/25/20, Series 1020	18,226,000	PLN	6,397,796
5.75%, 10/25/21, Series 1021	23,500,000	PLN	8,636,316
5.75%, 9/23/22, Series 0922	22,059,000	PLN	8,243,809
4.00%, 10/25/23, Series 1023	34,960,000	PLN	11,882,449
5.75%, 4/25/29, Series 0429	7,500,000	PLN	3,091,057

Total Poland			73,998,277

Romania - 3.6%
Romania Government Bond
5.75%, 1/27/16, Series 4YR	21,950,000	RON	6,486,441
5.90%, 7/26/17, Series 5Y	33,800,000	RON	10,421,338
5.85%, 4/26/23, Series 10Y	24,360,000	RON	7,994,530

Total Romania			24,902,309

Russia - 4.0%
Russian Federal Bond - OFZ
7.35%, 1/20/16, Series 5077	386,563,000	RUB	7,594,911
6.80%, 12/11/19, Series 6210	357,209,000	RUB	6,252,827
7.60%, 4/14/21, Series 6205	250,000,000	RUB	4,409,015
7.60%, 7/20/22, Series 6209	242,495,000	RUB	4,195,780
8.15%, 2/3/27, Series 6207	130,000,000	RUB	2,250,645
7.05%, 1/19/28, Series 6212	178,667,000	RUB	2,769,975

Total Russia			27,473,153

South Africa - 4.2%
South Africa Government Bond
8.00%, 12/21/18, Series R204	29,698,000	ZAR	2,811,662
6.75%, 3/31/21, Series R208	19,717,000	ZAR	1,754,218
10.50%, 12/21/26, Series R186	10,207,000	ZAR	1,127,372
8.00%, 1/31/30, Series 2030	25,274,000	ZAR	2,285,947
7.00%, 2/28/31, Series R213	65,000,000	ZAR	5,322,209
6.25%, 3/31/36, Series R209	69,490,600	ZAR	5,027,933
6.50%, 2/28/41, Series R214	80,000,000	ZAR	5,810,130
8.75%, 2/28/48, Series 2048	50,000,000	ZAR	4,655,321

Total South Africa			28,794,792

South Korea - 4.5%
Korea Treasury Bond
4.25%, 6/10/21, Series 2106	5,348,130,000	KRW	5,375,215
3.38%, 9/10/23, Series 2309	10,354,880,000	KRW	9,969,779
3.50%, 3/10/24, Series 2403	10,338,230,000	KRW	10,060,466
4.00%, 12/10/31, Series 3112	5,000,000,000	KRW	5,268,243

Total South Korea			30,673,703

Thailand - 3.8%
Thailand Government Bond
3.13%, 12/11/15	143,360,000	THB	4,418,191
4.13%, 11/18/16	331,920,000	THB	10,512,185
3.88%, 6/13/19	47,622,000	THB	1,547,093
3.65%, 12/17/21	99,298,000	THB	3,217,207
3.63%, 6/16/23	173,710,000	THB	5,626,167
3.58%, 12/17/27	9,446,000	THB	299,892

Total Thailand			25,620,735

Turkey - 3.8%
Turkey Government Bond
9.00%, 1/27/16	10,788,000	TRY	4,958,266
8.30%, 6/20/18	13,618,000	TRY	6,311,170
10.50%, 1/15/20	6,136,000	TRY	3,123,213
9.50%, 1/12/22	6,968,000	TRY	3,457,129
7.10%, 3/8/23	18,340,000	TRY	7,961,865

Total Turkey			25,811,643

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $708,733,240)			610,696,017

SUPRANATIONAL BONDS - 4.5%
European Investment Bank
6.75%, 9/15/17, Reg S	80,725,000	ZAR	7,347,104
9.00%, 12/21/18, Reg S	13,485,000	ZAR	1,310,550
7.50%, 1/30/19(b)	80,000,000	ZAR	7,401,077
7.20%, 7/9/19, Reg S	124,200,000,000	IDR	10,240,394
International Bank for Reconstruction & Development
7.50%, 3/2/17	120,000,000	RUB	2,271,565
6.50%, 7/26/19	80,000,000	RUB	1,401,506
International Finance Corp.
4.68%, 1/30/17	24,600,000	RUB	438,496

TOTAL SUPRANATIONAL BONDS (Cost: $33,109,179)			30,410,692

REPURCHASE AGREEMENT - 0.6%

United States - 0.6%
Citigroup, Inc., tri-party repurchase agreement dated 11/28/14, 0.10% due 12/1/14; Proceeds at maturity - $4,000,033 (fully collateralized by U.S. Treasury Note, 0.63% due 9/30/2017 ; Market value - $4,080,070) (Cost: $4,000,000)	$4,000,000		4,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(c) (Cost: $299,400)(d)	299,400	$299,400

TOTAL INVESTMENTS IN SECURITIES - 95.8% (Cost: $755,929,748)		652,689,545
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 4.2%		28,529,584

NET ASSETS - 100.0%		$681,219,129

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
IDR	-	Indonesian rupiah
KRW	-	South Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian nuevo sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu
RUB	-	Russian ruble
THB	-	Thai baht
TRY	-	Turkish new lira
ZAR	-	South African rand

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2014.
(b)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(d)	At November 30, 2014, the total market value of the Fund’s securities on loan was $293,655 and the total market value of the collateral held by the Fund was $299,400.

Reg S -	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Euro Debt Fund (EU)

November 30, 2014

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 6.6%

Germany - 6.6%
KFW
4.13%, 7/4/17	60,000	EUR	$82,768
5.50%, 1/22/18, Series 213	45,000	EUR	65,708
Landwirtschaftliche Rentenbank 2.88%, 8/30/21, Reg S	100,000	EUR	144,994

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $281,941)			293,470

FOREIGN GOVERNMENT OBLIGATIONS - 63.9%

Austria - 4.9%
Austria Government Bond
4.65%, 1/15/18, Reg S(a)	45,000	EUR	64,233
3.90%, 7/15/20, Reg S(a)	65,000	EUR	97,531
4.15%, 3/15/37, Reg S(a)	30,000	EUR	55,576

Total Austria			217,340

Belgium - 9.6%
Belgium Government Bond
3.50%, 6/28/17, Series 63, Reg S(a)	50,000	EUR	67,926
3.75%, 9/28/20, Series 58, Reg S(a)	65,000	EUR	97,067
2.25%, 6/22/23, Series 68, Reg S	125,000	EUR	175,089
5.00%, 3/28/35, Series 44, Reg S(a)	45,000	EUR	87,211

Total Belgium			427,293

Finland - 4.0%
Finland Government Bond
3.50%, 4/15/21, Reg S(a)	70,000	EUR	104,495
4.00%, 7/4/25, Reg S(a)	45,000	EUR	73,472

Total Finland			177,967

France - 16.1%
France Government Bond OAT
4.00%, 4/25/18	65,000	EUR	91,871
4.25%, 4/25/19	100,000	EUR	146,983
3.50%, 4/25/20	100,000	EUR	146,051
3.50%, 4/25/26	105,000	EUR	163,414
4.75%, 4/25/35	90,000	EUR	169,788

Total France			718,107

Germany - 13.5%
Bundesrepublik Deutschland
3.25%, 7/4/21	80,000	EUR	119,341
4.75%, 7/4/28, Series 98	176,000	EUR	322,884
4.75%, 7/4/34, Series 03	50,000	EUR	98,279
2.50%, 7/4/44	40,000	EUR	60,859

Total Germany			601,363

Luxembourg - 3.3%
Luxembourg Government Bond 3.38%, 5/18/20, Reg S	100,000	EUR	145,130

Netherlands - 9.6%
Netherlands Government Bond
4.50%, 7/15/17, Reg S(a)	70,000	EUR	97,508
4.00%, 7/15/18, Reg S(a)	60,000	EUR	85,492
3.50%, 7/15/20, Reg S(a)	55,000	EUR	81,012
5.50%, 1/15/28	85,000	EUR	162,644

Total Netherlands			426,656

Sweden - 2.9%
Sweden Government International Bond 0.75%, 5/2/19, Reg S	100,000	EUR	127,894

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,559,043)			2,841,750

SUPRANATIONAL BONDS - 27.7%
Council of Europe Development Bank 3.00%, 7/13/20	145,000	EUR	207,611
European Financial Stability Facility
2.75%, 7/18/16, Reg S	105,000	EUR	136,735
3.38%, 7/5/21, Reg S	45,000	EUR	66,660
European Investment Bank
2.88%, 7/15/16	105,000	EUR	136,981
3.00%, 10/14/33	50,000	EUR	77,519
European Stability Mechanism 2.13%, 11/20/23, Reg S	150,000	EUR	210,310
European Union 3.38%, 5/10/19, Reg S	140,000	EUR	199,590
International Bank for Reconstruction & Development 3.88%, 5/20/19	137,000	EUR	199,076

TOTAL SUPRANATIONAL BONDS (Cost: $1,133,315)			1,234,482

TOTAL INVESTMENTS IN SECURITIES - 98.2% (Cost: $3,974,299)			4,369,702
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.8%			81,792

NET ASSETS - 100.0%			$4,451,494

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR - Euro

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

Reg S -	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Interest Rate Strategy Fund (JGBB) (consolidated)

November 30, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 94.0%

U.S. Treasury Bills - 94.0%
U.S. Treasury Bills
0.02%, 12/4/14*(a)	$1,000,000	$999,998
0.01%, 12/18/14*	1,000,000	999,996
0.01%, 1/8/15*(a)	850,000	849,996
0.00%, 1/29/15*	1,000,000	999,992
0.01%, 2/12/15*	900,000	900,009

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,749,968)		4,749,991

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.5%

United States - 30.5%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(b) (Cost: $1,544,280)(c)	1,544,280	1,544,280

TOTAL INVESTMENTS IN SECURITIES - 124.5% (Cost: $6,294,248)		6,294,271
Liabilities in Excess of Cash and Other Assets - (24.5)%		(1,237,413)

NET ASSETS - 100.0%		$5,056,858

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(c)	At November 30, 2014, the total market value of the Fund’s securities on loan was $1,513,989 and the total market value of the collateral held by the Fund was $1,544,280.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Strategic Corporate Bond Fund (CRDT)

November 30, 2014

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 0.2%

U.S. Treasury Note - 0.2%
U.S. Treasury Note 0.88%, 4/15/17 (Cost: $10,004)	$10,000		$10,052

CORPORATE BONDS - 52.7%

United States - 52.7%
AbbVie, Inc. 1.75%, 11/6/17	60,000		60,363
American International Group, Inc. 5.85%, 1/16/18(a)	110,000		124,073
Amgen, Inc. 3.63%, 5/22/24	150,000		151,720
Anadarko Petroleum Corp. 6.38%, 9/15/17	60,000		67,422
AT&T, Inc. 5.50%, 2/1/18	90,000		100,240
Bank of America Corp. 3.30%, 1/11/23(a)	250,000		250,458
Calpine Corp. 7.88%, 1/15/23(a)(b)	50,000		55,625
Caterpillar, Inc. 3.90%, 5/27/21(a)	180,000		195,138
CCO Holdings LLC 6.63%, 1/31/22(a)	30,000		32,025
Chrysler Group LLC 8.25%, 6/15/21(a)	200,000		224,000
Citigroup, Inc. 4.50%, 1/14/22(a)	170,000		186,121
Comcast Corp. 3.13%, 7/15/22(a)	110,000		112,672
Foresight Energy LLC 7.88%, 8/15/21(a)(b)	40,000		41,700
Freeport-McMoRan, Inc. 2.15%, 3/1/17	110,000		110,970
General Electric Capital Corp. 6.88%, 1/10/39	140,000		194,721
General Motors Co. 6.25%, 10/2/43	100,000		116,750
Goldman Sachs Group, Inc. (The) 5.75%, 1/24/22	190,000		220,196
Kraft Foods Group, Inc. 5.00%, 6/4/42	50,000		54,266
Lorillard Tobacco Co. 6.88%, 5/1/20	100,000		118,962
Mondelez International, Inc. 4.00%, 2/1/24(a)	40,000		41,992
Pacific Gas & Electric Co. 6.05%, 3/1/34(a)	120,000		151,231
Packaging Corp. of America 4.50%, 11/1/23	40,000		42,448
PepsiCo, Inc. 5.00%, 6/1/18	60,000		66,914
Reynolds Group Issuer, Inc. 9.00%, 4/15/19(a)	100,000		104,750
Rock-Tenn Co. 4.45%, 3/1/19	250,000		267,668
Ryerson, Inc. 9.00%, 10/15/17	100,000		102,250
Samson Investment Co. 9.75%, 2/15/20(a)	50,000		29,125
Sprint Communications, Inc. 7.00%, 8/15/20	30,000		30,900
Taylor Morrison Communities, Inc. 7.75%, 4/15/20(b)	70,000		75,250
5.25%, 4/15/21(a)(b)	30,000		30,300
Tenet Healthcare Corp. 8.00%, 8/1/20	50,000		53,250
Time Warner Cable, Inc. 5.00%, 2/1/20(a)	100,000		111,998
United Technologies Corp. 3.10%, 6/1/22	180,000		184,809
Verizon Communications, Inc.
1.10%, 11/1/17	80,000		79,324
4.15%, 3/15/24	100,000		105,404
6.55%, 9/15/43(a)	23,000		29,752
5.01%, 8/21/54(a)(b)	21,000		21,963
Zayo Group LLC 8.13%, 1/1/20(a)	30,000		32,138

TOTAL CORPORATE BONDS (Cost: $3,907,713)			3,978,888

FOREIGN CORPORATE BONDS - 39.1%

Australia - 1.5%
FMG Resources August 2006 Pty Ltd. 6.00%, 4/1/17(a)(b)	120,000		114,375

Belgium - 2.1%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20	140,000		159,963

Brazil - 2.8%
Petrobras International Finance Co. 5.38%, 1/27/21(a)	100,000		100,068
Vale Overseas Ltd. 4.38%, 1/11/22(a)	110,000		110,397

Total Brazil			210,465

Canada - 0.8%
Glencore Finance Canada Ltd. 3.60%, 1/15/17(a)(b)	60,000		62,376

Colombia - 0.9%
Ecopetrol S.A. 7.63%, 7/23/19(a)	60,000		71,550

France - 3.8%
Electricite de France 4.63%, 9/11/24	50,000	EUR	80,144
Numericable-SFR 6.00%, 5/15/22(b)	$200,000		203,404

Total France			283,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Strategic Corporate Bond Fund (CRDT)

November 30, 2014

Investments	Principal Amount		Value
Germany - 2.8%
E.ON International Finance B.V. 5.50%, 10/2/17	50,000	EUR	$71,207
Volkswagen Leasing GmbH 3.25%, 5/10/18	100,000	EUR	137,088

Total Germany			208,295

Italy - 3.0%
Intesa Sanpaolo SpA 5.02%, 6/26/24(a)(b)	$230,000		229,616

Luxembourg - 0.4%
Intelsat Jackson Holdings S.A. 7.25%, 10/15/20(a)	30,000		31,912

Mexico - 1.5%
Petroleos Mexicanos 5.50%, 1/21/21(a)	100,000		111,375

Netherlands - 3.9%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 5.75%, 12/1/43	250,000		294,719

Russia - 2.7%
Gazprom OAO via Gaz Capital S.A. 4.95%, 5/23/16, Reg S	200,000		200,384

United Kingdom - 12.9%
Barclays Bank PLC 7.63%, 11/21/22	200,000		221,125
BP Capital Markets PLC 2.24%, 5/10/19(a)	150,000		151,141
HSBC Bank PLC 3.88%, 10/24/18, Reg S	160,000	EUR	226,516
Rio Tinto Finance USA PLC 4.13%, 8/21/42(a)	$40,000		37,076
Royal Bank of Scotland Group PLC 6.13%, 12/15/22(a)	210,000		229,992
Tesco PLC 6.13%, 2/24/22	60,000	GBP	105,671

Total United Kingdom			971,521

TOTAL FOREIGN CORPORATE BONDS (Cost: $2,917,988)			2,950,099

	Shares
PREFERRED STOCK - 2.4%

United States - 2.4%
GMAC Capital Trust I 8.13%, 2/15/40, Series 2(c) (Cost: $180,839)	6,934		183,335

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 23.9%

United States - 23.9%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(d) (Cost: $1,802,223)(e)	1,802,223		1,802,223

TOTAL INVESTMENTS IN SECURITIES - 118.3% (Cost: $8,818,767)			8,924,597
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (18.3)%			(1,378,031)

NET ASSETS - 100.0%			$7,546,566

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

EUR	- Euro
GBP	- British pound

(a)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the current rate on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(e)

At November 30, 2014, the total market value of the Fund’s securities on loan was $1,972,474 and the total market value of the collateral held by the Fund was $2,013,723. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $211,500.

Reg S -	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

November 30, 2014

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 28.3%

U.S. Treasury Bonds - 19.0%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	$227,295		$270,197
3.38%, 4/15/32(a)	335,248		477,832
0.63%, 2/15/43	103,529		95,724

Total U.S. Treasury Bonds			843,753

U.S. Treasury Notes - 9.3%
U.S. Treasury Inflation Indexed Note
2.13%, 1/15/19	133,037		145,530
0.63%, 1/15/24	265,231		270,266

Total U.S. Treasury Notes			415,796

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,230,505)			1,259,549

CORPORATE BONDS - 3.7%

United States - 3.7%
Samson Investment Co. 9.75%, 2/15/20(a)	100,000		58,250
Sprint Corp. 7.88%, 9/15/23	100,000		105,250

TOTAL CORPORATE BONDS (Cost: $209,095)			163,500

FOREIGN CORPORATE BONDS - 9.2%

Australia - 2.0%
FMG Resources August 2006 Pty Ltd. 6.88%, 4/1/22(a)(b)	100,000		89,875

Brazil - 2.3%
Vale Overseas Ltd. 4.38%, 1/11/22(a)	100,000		100,361

Colombia - 2.4%
Ecopetrol S.A. 5.88%, 9/18/23(a)	100,000		109,250

Mexico - 2.5%
America Movil S.A.B. de C.V. 5.00%, 3/30/20(a)	100,000		111,446

TOTAL FOREIGN CORPORATE BONDS (Cost: $409,038)			410,932

FOREIGN GOVERNMENT OBLIGATIONS - 33.7%

Australia - 3.7%
Australia Inflation Linked Bond 4.00%, 8/20/20, Series 20CI	102,000	AUD	166,571

Brazil - 1.0%
Brazil Notas do Tesouro Nacional Inflation Linked Bond 6.00%, 8/15/22, Series B	45,000	BRL	44,413

Canada - 4.1%
Canadian Government Inflation Linked Bond
4.25%, 12/1/26	78,779	CAD	101,413
3.00%, 12/1/36	61,072	CAD	81,177

Total Canada			182,590

France - 1.9%
France Government Inflation Linked Bond 1.60%, 7/25/15, Series OATe	65,857	EUR	83,092

Mexico - 4.9%
Mexican Udibonos Inflation Linked Bond
4.00%, 6/13/19, Series S	1,360,887	MXN	108,324
4.50%, 12/4/25, Series S	1,308,545	MXN	111,691

Total Mexico			220,015

South Africa - 4.2%
South Africa Inflation Linked Bond
2.50%, 1/31/17, Series R211	954,953	ZAR	89,553
5.50%, 12/7/23, Series R197	821,450	ZAR	98,255

Total South Africa			187,808

Sweden - 4.2%
Sweden Inflation Linked Bond 4.00%, 12/1/20, Series 3102	840,000	SEK	184,465

Turkey - 4.1%
Turkey Government Inflation Linked Bond
4.50%, 2/11/15	150,075	TRY	68,705
4.00%, 4/1/20	222,632	TRY	114,675

Total Turkey			183,380

United Kingdom - 5.6%
United Kingdom Inflation Linked Gilt
1.25%, 11/22/27, Reg S	66,364	GBP	132,999
1.25%, 11/22/32, Reg S	53,383	GBP	115,402

Total United Kingdom			248,401

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,669,138)			1,500,735

	Shares
EXCHANGE-TRADED FUNDS - 8.5%

United States - 8.5%
WisdomTree Emerging Markets Equity Income Fund(c)	500		22,860
WisdomTree Equity Income Fund(a)(c)	3,595		223,241
WisdomTree Global Natural Resources Fund(c)	7,500		133,200

TOTAL EXCHANGE-TRADED FUNDS (Cost: $378,036)			379,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Real Return Fund (RRF) (consolidated)

November 30, 2014

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.1%

United States - 25.1%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(d) (Cost: $1,116,425)(e)	1,116,425	$1,116,425

TOTAL INVESTMENTS IN SECURITIES - 108.5% (Cost: $5,012,237)		4,830,442
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (8.5)%		(379,548)

NET ASSETS - 100.0%		$4,450,894

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	- Australian dollar
BRL	- Brazilian real
CAD	- Canadian dollar
EUR	- Euro
GBP	- British pound
MXN	- Mexican peso
SEK	- Swedish krona
TRY	- Turkish new lira
ZAR	- South African rand

(a)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(e)	At November 30, 2014, the total market value of the Fund’s securities on loan was $1,093,968 and the total market value of the collateral held by the Fund was $1,116,425.

Reg S -	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

November 30, 2014

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 81.0%

U.S. Treasury Bills - 81.0%
0.02%, 12/11/14*(a)(b)	$43,945,000	$43,944,981
0.02%, 12/18/14*(b)	107,600,000	107,599,028
0.01%, 1/2/15*	5,300,000	5,299,941
0.00%, 1/22/15*	3,000,000	2,999,989
0.01%, 3/12/15*(a)	400,000	399,981

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $160,243,921)		160,243,920

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 27.3%

United States - 27.3%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(c) (Cost: $54,093,660)(d)	54,093,660	54,093,660

TOTAL INVESTMENTS IN SECURITIES - 108.3% (Cost: $214,337,581)		214,337,580
Liabilities in Excess of Cash and Other Assets - (8.3)%		(16,461,098)

NET ASSETS - 100.0%		$197,876,482

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.
(b)	Security, or portion thereof, was on loan at November 30, 2014 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of November 30, 2014.
(d)	At November 30, 2014, the total market value of the Fund’s securities on loan was $53,032,442 and the total market value of the collateral held by the Fund was $54,093,660.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of November 30, 2014, the Trust offered 69 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with ASU 2013-08, each Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund”)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund”)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund”)	May 14, 2008
WisdomTree Commodity Currency Strategy Fund (“Commodity Currency Strategy Fund”)	September 24, 2010
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund”)	May 6, 2009
WisdomTree Indian Rupee Strategy Fund (“Indian Rupee Strategy Fund”)	May 14, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008
WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (“U.S. Aggregate Bond Negative Duration Fund”)	December 18, 2013
WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (“U.S. Aggregate Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Bloomberg Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (“High Yield Bond Negative Duration Fund”)	December 18, 2013
WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (“High Yield Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Euro Debt Fund (“Euro Debt Fund”)	May 14, 2008
WisdomTree Japan Interest Rate Strategy Fund (“Japan Interest Rate Strategy Fund”) (consolidated)	December 18, 2013
WisdomTree Strategic Corporate Bond Fund (“Strategic Corporate Bond Fund”)	January 31, 2013
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

Consolidation of Subsidiaries

The schedule of investments of the Managed Futures Strategy Fund and Global Real Return Fund (each an “Alternative Fund”) and Japan Interest Rate Strategy Fund, each include the investments of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary”). For each Alternative Fund and Japan Interest Rate Strategy Fund, the accompanying schedules of investments reflect the investments on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Alternative Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. The Japan Interest Rate Strategy Fund seeks to gain short exposure to Japanese government bonds, in whole or in part, through investments in its Subsidiary. Each Alternative Fund’s and Japan Interest Rate Strategy Fund’s investment in its Subsidiary may not exceed 25% of each respective Alternative Fund’s and Japan Interest Rate Strategy Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities (including TBAs) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Except for U.S. Dollar Bullish Fund, forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. New York time to value forward foreign currency contracts. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Indian Rupee Strategy Fund, Asia Local Debt Fund, Emerging Markets Corporate Bond Fund, Emerging Markets Local Debt Fund, and the Strategic Corporate Bond Fund, Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese Yuan, Hong Kong dollar, Indian Rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$217,698,616	$—
Investment of Cash Collateral for Securities Loaned	—	21,865,740	—

Total	$—	$239,564,356	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,165,502	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(161,001)	—

Total - Net	$—	$243,568,857	$—

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$2,349,997	$—
Investment of Cash Collateral for Securities Loaned	—	2,397,000	—

Total	$—	$4,746,997	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	593,779	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,694,743)	—

Total - Net	$—	$2,646,033	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$83,857,808	$—
Time Deposits	—	28,575,604	—
Repurchase Agreement	—	28,880,000	—
Investment of Cash Collateral for Securities Loaned	—	43,668,240	—

Total	$—	$184,981,652	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	517,225	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(39,080)	—

Total - Net	$—	$185,459,797	$—

Commodity Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$7,599,939	$—
Repurchase Agreement	—	2,985,000	—
Investment of Cash Collateral for Securities Loaned	—	11,220	—

Total	$—	$10,596,159	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	184,714	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,091,772)	—

Total - Net	$—	$9,689,101	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$64,285,837	$—
Repurchase Agreement	—	22,005,000	—
Investment of Cash Collateral for Securities Loaned	—	26,196,660	—

Total	$—	$112,487,497	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	189,869	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,931,808)	—

Total - Net	$—	$109,745,558	$—

Indian Rupee Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$17,222,904	$—
Repurchase Agreement	—	6,090,000	—
Investment of Cash Collateral for Securities Loaned	—	2,522,460	—

Total	$—	$25,835,364	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(115,813)	—

Total - Net	$—	$25,719,551	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$5,706,884	$—
Foreign Government Agencies	—	26,376,008	—
Foreign Government Obligations	—	185,621,264	—
Supranational Bonds	—	38,845,739	—
Repurchase Agreement	—	33,300,000	—

Total	$—	$289,849,895	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	299,345	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,923,559)	—

Total - Net	$—	$288,225,681	$—

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$14,606,560	$—
Foreign Government Obligations	—	10,590,574	—
Supranational Bonds	—	5,801,912	—

Total	$—	$30,999,046	$—

U.S. Aggregate Bond Negative Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$11,419,369	$—
U.S. Government Obligations	—	8,894,616	—
Corporate Bonds	—	7,474,598	—
Foreign Corporate Bonds	—	971,111	—
Foreign Government Obligations	—	591,240	—
Supranational Bond	—	595,814	—
Commercial Mortgage-Backed Securities	—	1,160,329	—
Municipal Bond	—	227,817	—
Investment of Cash Collateral for Securities Loaned	—	3,869,674	—

Total	$—	$35,204,568	$—

Unrealized Depreciation on Futures Contracts	(406,829)	—	—

Total - Net	$(406,829)	$35,204,568	$—

U.S. Aggregate Bond Zero Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$23,002,445	$—
U.S. Government Obligations	—	19,087,559	—
Corporate Bonds	—	14,032,915	—
Foreign Corporate Bonds	—	2,293,559	—
Foreign Government Obligations	—	1,133,725	—
Supranational Bond	—	933,068	—
Commercial Mortgage-Backed Securities	—	2,135,830	—
Municipal Bond	—	394,883	—
Investment of Cash Collateral for Securities Loaned	—	5,581,554	—

Total	$—	$68,595,538	$—

Unrealized Depreciation on Futures Contracts	(395,079)	—	—

Total - Net	$(395,079)	$68,595,538	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$2,496,085	$—
Investment of Cash Collateral for Securities Loaned	—	275,400	—

Total	$—	$2,771,485	$—

High Yield Bond Negative Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$9,348,982	$—
Foreign Corporate Bonds	—	796,035	—
Investment of Cash Collateral for Securities Loaned	—	3,042,740	—

Total	$—	$13,187,757	$—

Unrealized Depreciation on Futures Contracts	(114,799)	—	—

Total - Net	$(114,799)	$13,187,757	$—

High Yield Bond Zero Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$20,479,857	$—
Foreign Corporate Bonds	—	2,395,762	—
Investment of Cash Collateral for Securities Loaned	—	7,247,770	—

Total	$—	$30,123,389	$—

Unrealized Depreciation on Futures Contracts	(48,688)	—	—

Total - Net	$(48,688)	$30,123,389	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$105,285,604	$—
Foreign Government Agencies	—	3,781,030	—
Supranational Bonds	—	1,129,245	—
Investment of Cash Collateral for Securities Loaned	—	32,308,235	—

Total	$—	$142,504,114	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$7,283,436	$—
Foreign Government Obligations	—	610,696,017	—
Supranational Bonds	—	30,410,692	—
Repurchase Agreement	—	4,000,000	—
Investment of Cash Collateral for Securities Loaned	—	299,400	—

Total	$—	$652,689,545	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	12,166	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,266,238)	—

Total - Net	$—	$651,435,473	$—

Euro Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$293,470	$—
Foreign Government Obligations	—	2,841,750	—
Supranational Bonds	—	1,234,482	—

Total	$—	$4,369,702	$—

Japan Interest Rate Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$4,749,991	$—
Investment of Cash Collateral for Securities Loaned	—	1,544,280	—

Total	$—	$6,294,271	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	80,906	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(796)	—
Unrealized Depreciation on Futures Contracts	(38,505)	—	—

Total - Net	$(38,505)	$6,374,381	$—

Strategic Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$10,052	$—
Corporate Bonds	—	3,978,888	—
Foreign Corporate Bonds	—	2,950,099	—
Preferred Stock	183,335	—	—
Investment of Cash Collateral for Securities Loaned	—	1,802,223	—

Total	$183,335	$8,741,262	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,105	—

Total - Net	$183,335	$8,743,367	$—

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,259,549	$—
Corporate Bonds	—	163,500	—
Foreign Corporate Bonds	—	410,932	—
Foreign Government Obligations	—	1,500,735	—
Exchange-Traded Funds	379,301	—	—
Investment of Cash Collateral for Securities Loaned	—	1,116,425	—

Total	$379,301	$4,451,141	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	16,787	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(12,833)	—
Unrealized Depreciation on Futures Contracts	(24,349)	—	—

Total - Net	$354,952	$4,455,095	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$160,243,920	$—
Investment of Cash Collateral for Securities Loaned	—	54,093,660	—

Total	$—	$214,337,580	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,442,803	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(9,184)	—
Unrealized Appreciation on Swap Contracts	—	739,182	—
Unrealized Appreciation on Futures Contracts	1,488,345	—	—
Unrealized Depreciation on Futures Contracts	(22,126)	—	—

Total - Net	$1,466,219	$218,510,381	$—

There were no Level 3 securities at or during the period ended November 30, 2014.

There were no transfers into or out of any fair value measurement levels during the period ended November 30, 2014.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, swaps contracts and futures contracts for the period ended November 30, 2014 which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at November 30, 2014 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At November 30, 2014 or for the period ended November 30, 2014, no event occurred that triggered a credit-risk-related contingent feature.

As of November 30, 2014, collateral for derivative instruments was as follows:

	Value of Collateral Posted			Value of Collateral Received
Fund	Cash	Securities	Total	Cash	Securities	Total
U.S. Dollar Bullish Fund	$—	$—	$—	$280,000	$—	$280,000
Chinese Yuan Strategy Fund	—	—	—	—	79,718	79,718
Emerging Currency Strategy Fund	780,000	—	780,000	—	—	—
Asia Local Debt Fund	430,000	—	430,000	—	—	—
U.S. Aggregate Bond Negative Duration Fund	600,000	—	600,000	—	—	—
U.S. Aggregate Bond Zero Duration Fund	700,001	—	700,001	—	—	—
High Yield Bond Negative Duration Fund	200,001	—	200,001	—	—	—
High Yield Bond Zero Duration Fund	120,001	—	120,001	—	—	—
Emerging Markets Local Debt Fund	700,000	—	700,000	—	—	—
Japan Interest Rate Strategy Fund (consolidated)	6,567	20,000	26,567	—	—	—
Global Real Return Fund (consolidated)	16,525	—	16,525	—	—	—
Managed Futures Strategy Fund (consolidated)	3,860,083	3,024,980	6,885,063	—	—	—

During the period ended November 30, 2014, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional			Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)
U.S. Dollar Bullish Fund
Foreign exchange contracts	$117,433,056	$241,317,305	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	43,958,621	13,898,485	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	132,124,672	15,815,332	—	—	—
Commodity Currency Strategy Fund
Foreign exchange contracts	15,040,805	3,514,420	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	127,027,306	34,252,399	—	—	—
Indian Rupee Strategy Fund
Foreign exchange contracts	32,686,763	7,996,164	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	48,534,729	9,668,963	—	—	—
Australia & New Zealand Debt Fund
Foreign exchange contracts	—	1,100	—	—	—
U.S. Aggregate Bond Negative Duration Fund
Interest rate contracts	—	—	—	—	22,863,709
U.S. Aggregate Bond Zero Duration Fund
Interest rate contracts	—	—	—	—	44,306,497
High Yield Bond Negative Duration Fund
Interest rate contracts	—	—	—	—	9,629,856
High Yield Bond Zero Duration Fund
Interest rate contracts	—	—	—	—	19,573,153
Emerging Markets Local Debt Fund
Foreign exchange contracts	20,254,798	537,683	—	—	—
Japan Interest Rate Strategy Fund (consolidated)
Foreign exchange contracts	1,441,370	2,967,733	—	—	—
Interest rate contracts	—	—	—	—	4,873,324
Strategic Corporate Bond Fund
Foreign exchange contracts	—	661,760	—	—	—
Global Real Return Fund (consolidated)
Commodity contracts	—	—	—	327,952	16,231
Foreign exchange contracts	220,816	1,305,594	—	—	—
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	43,652,078	8,554,490	23,887,924
Foreign exchange contracts	18,007,312	45,572,322	—	1,569,988	47,908,396
Interest rate contracts	—	—	—	32,413,082	—

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums and discounts is accrued daily.

Foreign Currency Translation - The accounting records of the Funds, except for the Euro Debt Fund, are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

The accounting records of the Euro Debt Fund are maintained in Euros, the Fund’s functional currency, while U.S. dollars is the reporting currency of the Fund. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using the exchange rate at period end.

Repurchase Agreements - Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. Each Fund may enter into Forward Contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both Forward Contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following Forward Contracts were open at November 30, 2014:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
U.S. Dollar Bullish Fund
	12/3/2014	AUD	10,672,065	USD	9,374,321	$289,826
	12/3/2014	AUD	193,694	USD	166,965	2,085
	12/3/2014	AUD	763,114	USD	664,330	14,737
	12/3/2014	AUD	385,445	USD	331,754	3,647
	12/3/2014	AUD	3,327,216	USD	2,869,152	36,890
	12/3/2014	AUD	195,928	USD	167,059	278
	12/3/2014	BRL	7,882,672	USD	3,153,195	80,703
	12/3/2014	BRL	148,652	USD	57,714	(227)
	12/3/2014	BRL	579,144	USD	223,867	(1,870)
	12/3/2014	BRL	286,122	USD	110,857	(667)
	12/3/2014	BRL	2,444,184	USD	951,044	(1,645)
	12/3/2014	BRL	147,011	USD	57,992	691
	12/3/2014	CAD	19,439,851	USD	17,237,211	243,629
	12/3/2014	CAD	351,355	USD	309,870	2,729
	12/3/2014	CAD	1,391,965	USD	1,229,576	12,773
	12/3/2014	CAD	701,308	USD	617,712	4,655
	12/3/2014	CAD	5,992,925	USD	5,299,173	60,385
	12/3/2014	CAD	355,257	USD	315,579	5,027
	12/3/2014	CHF	6,061,468	USD	6,301,164	24,646
	12/3/2014	CHF	110,206	USD	114,073	(43)
	12/3/2014	CHF	434,080	USD	449,026	(455)
	12/3/2014	CHF	217,167	USD	226,729	1,858
	12/3/2014	CHF	1,860,087	USD	1,941,652	15,572
	12/3/2014	CHF	109,986	USD	114,097	209
	12/3/2014	CNH	27,941,961	USD	4,548,511	13,596
	12/3/2014	CNH	503,590	USD	81,894	162
	12/3/2014	CNH	2,009,108	USD	327,134	1,060
	12/3/2014	CNH	1,005,208	USD	163,915	772
	12/3/2014	CNH	8,566,715	USD	1,397,529	7,171
	12/3/2014	CNH	509,294	USD	82,799	141
	12/3/2014	EUR	18,781,710	USD	23,540,338	170,144
	12/3/2014	EUR	18,781,710	USD	23,540,244	170,050
	12/3/2014	EUR	682,106	USD	849,651	902
	12/3/2014	EUR	2,687,205	USD	3,341,951	(1,755)
	12/3/2014	EUR	1,345,438	USD	1,687,653	13,516
	12/3/2014	EUR	11,519,343	USD	14,451,281	117,693
	12/3/2014	EUR	680,765	USD	849,368	2,288
	12/3/2014	GBP	8,863,484	USD	14,175,769	313,350
	12/3/2014	GBP	161,128	USD	255,762	3,759
	12/3/2014	GBP	634,495	USD	1,001,396	9,051

	12/3/2014	GBP	319,943	USD	501,482	1,094
	12/3/2014	GBP	2,712,764	USD	4,257,640	14,898
	12/3/2014	GBP	160,870	USD	252,716	1,117
	12/3/2014	JPY	3,172,151,315	USD	28,246,615	1,515,276
	12/3/2014	JPY	57,228,752	USD	499,456	17,196
	12/3/2014	JPY	228,846,360	USD	1,979,758	51,297
	12/3/2014	JPY	114,700,319	USD	972,057	5,491
	12/3/2014	JPY	980,909,203	USD	8,312,036	46,032
	12/3/2014	JPY	57,903,092	USD	490,904	2,962
	12/3/2014	KRW	5,262,276,376	USD	4,894,139	144,799
	12/3/2014	KRW	94,105,960	USD	85,969	1,036
	12/3/2014	KRW	377,686,059	USD	344,478	3,607
	12/3/2014	KRW	189,123,150	USD	169,617	(1,071)
	12/3/2014	KRW	1,611,782,633	USD	1,450,032	(4,644)
	12/3/2014	KRW	94,819,061	USD	85,353	(223)
	12/3/2014	MXN	194,804,205	USD	14,440,970	451,067
	12/3/2014	MXN	3,541,431	USD	261,700	7,371
	12/3/2014	MXN	14,048,435	USD	1,035,409	26,518
	12/3/2014	MXN	7,036,553	USD	516,526	11,194
	12/3/2014	MXN	60,231,621	USD	4,411,305	85,759
	12/3/2014	MXN	3,564,028	USD	260,619	4,668
	12/3/2014	USD	13,208,396	AUD	15,537,462	17,721
	12/3/2014	USD	4,468,217	BRL	11,487,785	9,469
	12/3/2014	USD	24,705,030	CAD	28,232,661	(25,106)
	12/3/2014	USD	9,104,457	CHF	8,792,994	496
	12/3/2014	USD	6,579,538	CNH	40,535,876	(660)
	12/3/2014	USD	33,893,932	EUR	27,239,138	(109)
	12/3/2014	USD	33,893,661	EUR	27,239,139	164
	12/3/2014	USD	20,088,745	GBP	12,852,684	12,751
	12/3/2014	USD	38,838,968	JPY	4,611,739,041	23,604
	12/3/2014	USD	6,852,082	KRW	7,629,793,239	34,003
	12/3/2014	USD	20,361,342	MXN	283,226,273	(21,391)
	1/7/2015	AUD	16,077,932	USD	13,634,086	(18,486)
	1/7/2015	BRL	12,445,830	USD	4,796,635	(7,032)
	1/7/2015	CAD	28,845,639	USD	25,221,223	25,714
	1/7/2015	CHF	8,950,934	USD	9,272,264	(446)
	1/7/2015	CNH	40,921,897	USD	6,621,238	2,035
	1/7/2015	EUR	27,841,526	USD	34,650,310	62
	1/7/2015	EUR	27,841,526	USD	34,649,893	(355)
	1/7/2015	GBP	13,348,545	USD	20,859,571	(13,271)
	1/7/2015	JPY	4,969,555,119	USD	41,878,156	(25,139)
	1/7/2015	KRW	8,029,462,363	USD	7,198,858	(36,406)
	1/7/2015	MXN	292,969,389	USD	21,018,265	24,106

						$4,004,501

Brazilian Real Strategy Fund
	12/2/2014	BRL	8,964,178	USD	3,746,000	$266,185
	12/2/2014	BRL	18,630,000	USD	7,411,975	179,973
	12/2/2014	BRL	14,015,325	USD	5,588,248	147,621
	12/2/2014	USD	7,992,621	BRL	18,630,000	(760,618)
	12/2/2014	USD	7,823,290	BRL	18,240,000	(742,682)
	12/2/2014	USD	87,527	BRL	200,000	(9,889)
	12/2/2014	USD	1,950,000	BRL	4,539,503	(187,805)
	2/3/2015	USD	6,762,458	BRL	16,990,000	(284,110)
	2/3/2015	USD	8,494,178	BRL	21,300,000	(372,411)
	3/3/2015	USD	7,225,411	BRL	18,630,000	(176,926)
	3/3/2015	USD	6,025,169	BRL	15,501,555	(160,302)

						$(2,100,964)

Chinese Yuan Strategy Fund
	1/9/2015	CNH	15,573,374	USD	2,523,025	$2,714
	1/9/2015	CNH	15,568,335	USD	2,520,249	753
	1/9/2015	CNH	15,568,335	USD	2,520,576	1,080
	1/9/2015	USD	20,201,538	CNH	125,582,865	122,119
	1/9/2015	USD	20,323,235	CNH	126,339,388	122,855
	1/9/2015	USD	20,322,254	CNH	126,339,388	123,835
	1/9/2015	USD	1,949,682	CNH	12,000,000	(7,666)
	2/27/2015	USD	4,330,369	CNY	26,809,313	19,674
	2/27/2015	USD	2,370,130	CNY	14,600,000	(1,154)
	4/10/2015	USD	23,147,324	CNY	143,768,030	124,195
	5/7/2015	USD	28,376,596	CNY	175,381,551	(30,260)

						$478,145

Commodity Currency Strategy Fund
	12/2/2014	AUD	281,701	USD	240,463	$32
	12/2/2014	AUD	1,410,086	USD	1,204,297	788
	12/2/2014	BRL	578,707	USD	228,075	3,426
	12/2/2014	BRL	2,925,267	USD	1,166,374	30,811
	12/2/2014	CAD	288,620	USD	256,458	3,344
	12/2/2014	CAD	1,407,206	USD	1,252,072	17,980
	12/2/2014	CLP	147,299,025	USD	246,208	4,020
	12/2/2014	CLP	719,892,008	USD	1,200,220	16,577
	12/2/2014	NOK	1,565,995	USD	229,844	6,318
	12/2/2014	NOK	7,747,588	USD	1,136,177	30,302
	12/2/2014	NZD	303,099	USD	236,835	(1,098)
	12/2/2014	NZD	1,527,888	USD	1,203,548	4,156
	12/2/2014	RUB	8,598,007	USD	187,337	13,543
	12/2/2014	RUB	45,221,656	USD	956,060	41,984
	12/2/2014	USD	1,562,238	AUD	1,691,787	(118,298)
	12/2/2014	USD	1,427,077	BRL	3,503,974	(66,865)
	12/2/2014	USD	1,541,247	CAD	1,695,826	(54,040)
	12/2/2014	USD	1,473,186	CLP	867,191,033	(47,354)
	12/2/2014	USD	1,503,160	NOK	9,313,583	(173,760)
	12/2/2014	USD	1,514,702	NZD	1,830,987	(77,377)
	12/2/2014	USD	1,454,487	RUB	53,819,663	(366,617)
	12/2/2014	USD	1,496,064	ZAR	16,265,958	(23,565)
	12/2/2014	ZAR	2,675,443	USD	244,147	1,949
	12/2/2014	ZAR	13,590,515	USD	1,239,784	9,484
	1/5/2015	USD	1,183,426	BRL	2,994,126	(31,855)
	3/3/2015	USD	1,156,730	AUD	1,363,154	(873)
	3/3/2015	USD	1,174,801	CAD	1,323,178	(16,890)
	3/3/2015	USD	1,163,885	CLP	704,092,595	(16,046)
	3/3/2015	USD	1,170,951	NOK	8,010,008	(31,220)
	3/3/2015	USD	1,174,347	NZD	1,504,088	(4,086)
	3/3/2015	USD	1,136,913	RUB	55,330,173	(52,755)
	3/3/2015	USD	1,172,665	ZAR	13,052,701	(9,073)

						$(907,058)

Emerging Currency Strategy Fund
	12/2/2014	BRL	320,000	USD	129,335	$5,113
	12/2/2014	BRL	13,707,292	USD	5,489,504	168,454
	12/2/2014	USD	5,712,950	BRL	14,027,292	(267,678)
	1/5/2015	USD	5,493,838	BRL	13,837,880	(171,653)
	2/3/2015	CLP	111,000,000	USD	190,153	8,723
	2/3/2015	CNH	1,015,000	USD	164,388	442
	2/3/2015	IDR	7,180,000,000	USD	582,551	(1,182)
	2/3/2015	PHP	4,875,000	USD	108,191	(66)
	2/3/2015	THB	11,530,000	USD	351,811	2,229
	2/3/2015	TRY	535,000	USD	236,043	(2,413)
	2/3/2015	USD	6,055,034	CLP	3,510,557,520	(317,021)
	2/3/2015	USD	6,216,643	CNH	38,280,846	(33,395)
	2/3/2015	USD	5,522,400	COP	11,391,055,144	(400,515)
	2/3/2015	USD	430,028	COP	895,000,000	(27,599)
	2/3/2015	USD	5,960,728	IDR	73,316,955,682	(69)
	2/3/2015	USD	1,979,009	INR	123,074,566	(10,412)
	2/3/2015	USD	2,038,323	INR	126,804,097	(10,072)
	2/3/2015	USD	1,977,737	INR	123,074,570	(9,140)
	2/3/2015	USD	66,703	INR	4,155,000	(243)
	2/3/2015	USD	6,027,220	KRW	6,338,224,730	(323,714)
	2/3/2015	USD	128,079	KRW	138,000,000	(3,899)
	2/3/2015	USD	5,947,865	MXN	80,215,287	(198,222)
	2/3/2015	USD	37,592	MXN	510,000	(1,036)
	2/3/2015	USD	5,957,876	PHP	266,853,260	(31,942)
	2/3/2015	USD	5,673,394	PLN	18,886,160	(58,272)
	2/3/2015	USD	484,870	PLN	1,640,000	2,725
	2/3/2015	USD	5,037,719	RUB	221,191,131	(663,784)
	2/3/2015	USD	618,180	RUB	27,135,000	(81,600)
	2/3/2015	USD	6,062,858	THB	197,806,802	(65,483)
	2/3/2015	USD	5,852,844	TRY	13,129,099	(1,054)
	2/3/2015	USD	5,940,788	ZAR	65,440,747	(79,840)
	2/3/2015	ZAR	2,675,000	USD	238,546	(1,030)
	2/5/2015	MYR	465,000	USD	139,212	2,183
	2/5/2015	USD	5,925,060	MYR	19,527,813	(170,474)

						$(2,741,939)

Indian Rupee Strategy Fund
2/3/2015	USD	7,736,764	INR	481,149,369	$(40,705)
2/3/2015	USD	7,968,649	INR	495,729,639	(39,376)
2/3/2015	USD	7,731,791	INR	481,149,383	(35,732)

					$(115,813)

Asia Local Debt Fund
12/17/2014	KRW	750,000,000	USD	721,362	$45,134
12/17/2014	KRW	644,000,000	USD	597,628	16,974
12/17/2014	KRW	638,000,000	USD	602,171	26,926
12/17/2014	KRW	953,000,000	USD	901,054	41,794
12/17/2014	KRW	1,267,000,000	USD	1,200,333	57,959
12/17/2014	KRW	230,000,000	USD	213,588	6,211
12/17/2014	SGD	1,160,000	USD	908,664	18,896
12/17/2014	SGD	770,000	USD	602,061	11,440
12/17/2014	SGD	1,540,000	USD	1,201,778	20,535
12/17/2014	SGD	260,000	USD	201,939	2,508
12/17/2014	TWD	20,000,000	USD	664,121	18,251
12/17/2014	TWD	9,175,000	USD	301,760	5,467
12/17/2014	TWD	9,215,000	USD	303,444	5,860
12/17/2014	TWD	13,790,000	USD	454,066	8,739
12/17/2014	TWD	18,355,000	USD	602,594	9,847
12/17/2014	TWD	5,500,000	USD	180,418	2,804
12/17/2014	USD	7,456,942	KRW	7,750,000,000	(469,252)
12/17/2014	USD	7,458,736	KRW	7,750,000,000	(471,047)
12/17/2014	USD	10,214,439	SGD	12,861,000	(349,527)
12/17/2014	USD	18,942,254	TWD	566,941,662	(633,733)

					$(1,624,214)

Emerging Markets Local Debt Fund
12/17/2014	KRW	1,718,000,000	USD	1,561,180	$12,166
12/17/2014	USD	10,041,768	KRW	10,436,409,180	(631,911)
12/17/2014	USD	10,044,184	KRW	10,436,409,180	(634,327)

					$(1,254,072)

Japan Interest Rate Strategy Fund (consolidated)
12/4/2014	JPY	74,448,000	USD	664,222	$36,925
12/4/2014	JPY	74,299,000	USD	662,886	36,844
12/4/2014	JPY	3,547,000	USD	31,646	1,760
12/4/2014	JPY	10,764,000	USD	96,037	5,340
12/4/2014	USD	13,981	JPY	1,567,000	(777)
12/4/2014	USD	627,279	JPY	74,448,000	18
12/4/2014	USD	612,821	JPY	72,732,000	17
12/4/2014	USD	90,696	JPY	10,764,000	1
12/4/2014	USD	29,886	JPY	3,547,000	1
1/8/2015	JPY	17,180,000	USD	144,843	(5)
1/8/2015	JPY	3,547,000	USD	29,904	(1)
1/8/2015	JPY	10,764,000	USD	90,750	(3)
1/8/2015	JPY	72,732,000	USD	613,208	(8)
1/8/2015	JPY	74,448,000	USD	627,681	(2)

					$80,110

Strategic Corporate Bond Fund
2/13/2015	EUR	386,891	USD	482,922	$355
2/13/2015	EUR	26,620	USD	33,222	19
2/13/2015	GBP	70,870	USD	112,661	1,731

					$2,105

Global Real Return Fund (consolidated)
1/16/2015	AUD	195,000	USD	169,507	$3,605
1/16/2015	BRL	110,000	USD	44,403	2,235
1/16/2015	CAD	211,750	USD	188,143	2,636
1/16/2015	EUR	91,603	USD	116,085	1,856
1/16/2015	GBP	142,700	USD	227,144	3,731
1/16/2015	MXN	1,220,000	USD	90,257	2,724
1/16/2015	MXN	110,000	USD	7,881	(11)
1/16/2015	TRY	367,493	USD	157,899	(6,468)
1/16/2015	USD	122,770	AUD	140,000	(3,661)
1/16/2015	USD	25,290	EUR	20,000	(350)
1/16/2015	ZAR	1,095,000	USD	96,318	(2,046)
1/16/2015	ZAR	1,060,000	USD	94,923	(297)

					$3,954

Managed Futures Strategy Fund (consolidated)
	12/17/2014	JPY	2,575,618,000	USD	24,762,986	$3,055,681
	12/17/2014	JPY	30,396,000	USD	289,519	33,341
	12/17/2014	JPY	153,454,000	USD	1,400,144	106,834
	12/17/2014	JPY	24,607,000	USD	227,183	19,795
	12/17/2014	JPY	45,218,000	USD	419,679	38,582
	12/17/2014	JPY	45,042,000	USD	419,641	40,027
	12/17/2014	JPY	55,454,000	USD	493,937	26,571
	12/17/2014	JPY	97,159,000	USD	862,547	43,691
	12/17/2014	JPY	219,151,000	USD	1,913,561	66,557
	12/17/2014	USD	27,346,394	JPY	3,246,099,000	11,724
	3/18/2015	JPY	3,246,099,000	USD	27,376,376	(9,139)
	3/18/2015	JPY	15,894,000	USD	134,044	(45)

						$3,433,619

Currency Legend:

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNH - Chinese renminbi

CNY - Chinese yuan

COP - Colombian peso

EUR - Euro

GBP - British pound

IDR - Indonesian rupiah

INR - Indian rupee

JPY - Japanese yen

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

NZD - New Zealand dollar

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SGD - Singapore dollar

THB - Thai baht

TRY - Turkish New lira

TWD - New Taiwan dollar

USD - U.S. dollar

ZAR - South African rand

Currency, Interest Rate and Total Return Swaps - Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest rate payment. A typical foreign cross-currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Managed Futures Strategy Fund and the Global Real Return Fund may enter into swaps transactions based on commodities or commodity indexes. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Detailed below is the total return swap agreement outstanding as of November 30, 2014:

Fund	Counterparty	Termination Date	Notional Amount	Fund Pays Floating Rate (per annum)	Fund Receives Total Return of Reference Entity	Unrealized Appreciation
Managed Futures Strategy Fund (consolidated)	UBS AG	12/15/14	$45,303,199	3-Month U.S. Treasury Bill Index + 0.45%	AFT CTI Modified Index[1]	$739,182

[1]

The Alpha Financial Technologies Commodity Trends Indicator Modified Index (“AFT CTI”) is a long/short rules-based index constructed of 16 liquid commodity futures contracts. The AFT CTI is designed to reflect both rising and falling price trends via long and short positions. The AFT CTI is historically non-correlated to traditional bond and equity returns over long-term periods. The AFT CTI is modified when there is a market disruption event (“MDE”). An MDE occurs when the counterparty is unable to transact in a freely trading market when there is a need for transactions to take place and the modification refers specifically to the business day and transaction price the counterparty is able to transact at. If there is an MDE in some markets, the counterparty transacts at the close on the next business day on which the relevant markets are not disrupted.

Futures Contracts - Each Fund may transact in currency futures contracts and interest rate futures contracts. The Managed Futures Strategy Fund and Global Real Return Fund may transact in commodity, currency and interest rate futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities. Additionally, such segregated assets will generally ensure the availability of adequate funds to meet the obligations of a Fund arising from such investment activities.

The following futures contracts were open at November 30, 2014:

Fund		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Aggregate Bond Negative Duration Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	104	$(13,212,875)	Mar-15	$(87,750)
	5 Year U.S. Treasury Note Futures	7	(836,445)	Mar-15	(4,703)
	U.S. Treasury Long Bond Futures	93	(13,264,125)	Mar-15	(218,188)
	U.S. Treasury Ultra Long Term Bond Futures	38	(6,110,875)	Mar-15	(96,188)

					$(406,829)

U.S. Aggregate Bond Zero Duration Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	75	$(9,528,516)	Mar-15	$(63,281)
	2 Year U.S. Treasury Note Futures	73	(15,997,266)	Mar-15	(19,391)
	5 Year U.S. Treasury Note Futures	177	(21,150,117)	Mar-15	(112,125)
	U.S. Treasury Long Bond Futures	53	(7,559,125)	Mar-15	(124,344)
	U.S. Treasury Ultra Long Term Bond Futures	30	(4,824,375)	Mar-15	(75,938)

					$(395,079)

High Yield Bond Negative Duration Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	28	$(3,557,312)	Mar-15	$(23,625)
	5 Year U.S. Treasury Note Futures	19	(2,270,352)	Mar-15	(12,766)
	U.S. Treasury Long Bond Futures	14	(1,996,750)	Mar-15	(32,846)
	U.S. Treasury Ultra Long Term Bond Futures	18	(2,894,625)	Mar-15	(45,562)

					$(114,799)

High Yield Bond Zero Duration Fund	Futures Contracts Short
	2 Year U.S. Treasury Note Futures	72	$(15,778,125)	Mar-15	$(19,125)
	5 Year U.S. Treasury Note Futures	44	(5,257,656)	Mar-15	(29,563)

					$(48,688)

Japan Interest Rate Strategy Fund (consolidated)	Futures Contracts Short
	10 Year Japanese Government Bond Futures	3	$(3,713,443)	Dec-14	$(31,343)
	10 Year Mini Japanese Government Bond Futures	10	(1,238,067)	Dec-14	(7,162)

					$(38,505)

Global Real Return Fund (consolidated)	Futures Contracts Long
	Copper Futures	1	$71,150	Mar-15	$(2,863)
	Gasoline RBOB Futures	2	155,232	Mar-15	(16,951)
	Platinum Futures	1	60,565	Jan-15	(4,535)

					$(24,349)

Managed Futures Strategy Fund (consolidated)	Futures Contracts Short
	Australian Dollar Currency Futures	54	$(4,558,140)	Mar-15	$22,860
	British Pound Currency Futures	116	(11,314,350)	Mar-15	126,800
	Canadian Dollar Currency Futures	26	(2,267,460)	Mar-15	42,195
	Cocoa Futures	35	(995,050)	Mar-15	16,800
	Copper Futures	69	(4,909,350)	Mar-15	312,975
	Cotton No.2 Futures	34	(1,021,360)	Mar-15	43,865
	Euro Currency Futures	190	(29,554,500)	Mar-15	187,794
	Gold 100 Ounce Futures	31	(3,644,050)	Feb-15	(9,700)
	Silver Futures	19	(1,477,820)	Mar-15	55,560
	Sugar No. 11 Futures	56	(977,805)	Mar-15	49,000
	Swiss Franc Currency Futures	35	(4,532,938)	Mar-15	26,688

					$874,837

	Futures Contracts Long
	10 Year U.S. Treasury Note Futures	135	$17,151,328	Mar-15	$187,766
	Coffee “C” Futures	21	1,476,169	Mar-15	—
	Corn Futures	197	3,829,188	Mar-15	(5,038)
	Lean Hogs Futures	55	1,940,950	Feb-15	3,280
	Live Cattle Futures	46	3,113,740	Feb-15	54,770
	Natural Gas Futures	102	4,108,560	Mar-15	—
	Soybean Futures	105	5,368,125	Mar-15	(4,413)
	U.S. Treasury Long Bond Futures	121	17,257,625	Mar-15	357,992
	Wheat Futures	84	2,429,700	Mar-15	(2,975)

					$591,382

	Total				$1,466,219

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

To-be-announced Transactions - U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

3. FEDERAL INCOME TAXES

At November 30, 2014, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$239,564,356	$—	$—	$—
Brazilian Real Strategy Fund	4,746,997	—	—	—
Chinese Yuan Strategy Fund	185,169,858	—	(188,206)	(188,206)
Commodity Currency Strategy Fund	10,596,159	—	—	—
Emerging Currency Strategy Fund	112,487,497	—	—	—
Indian Rupee Strategy Fund	25,835,364	—	—	—
Asia Local Debt Fund	312,586,840	1,616,946	(24,353,891)	(22,736,945)
Australia & New Zealand Debt Fund	35,259,045	1,108	(4,261,107)	(4,259,999)
U.S. Aggregate Bond Negative Duration Fund	34,829,032	380,318	(4,782)	375,536
U.S. Aggregate Bond Zero Duration Fund	67,928,508	689,925	(22,895)	667,030
Floating Rate Treasury Fund	2,771,580	112	(207)	(95)
High Yield Bond Negative Duration Fund	13,317,367	32,523	(162,133)	(129,610)
High Yield Bond Zero Duration Fund	30,485,154	28,305	(390,070)	(361,765)
Emerging Markets Corporate Bond Fund	144,094,362	2,133,903	(3,724,151)	(1,590,248)
Emerging Markets Local Debt Fund	763,430,005	2,723,467	(113,463,927)	(110,740,460)
Euro Debt Fund	3,974,299	395,403	—	395,403
Japan Interest Rate Strategy Fund (consolidated)	6,444,261	29	(150,019)	(149,990)
Strategic Corporate Bond Fund	8,819,276	178,986	(73,665)	105,321
Global Real Return Fund (consolidated)	5,872,237	122,272	(1,164,067)	(1,041,795)
Managed Futures Strategy Fund (consolidated)	261,649,011	3	(47,311,434)	(47,311,431)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended November 30, 2014 are as follows:

Fund	Value at 8/31/2014	Purchases/ Additions	Sales/ Reductions	Value at 11/30/2014	Dividend Income
Global Real Return Fund (consolidated)
WisdomTree Emerging Markets Equity Income Fund	$26,365	$—	$—	$22,860	$631
WisdomTree Equity Income Fund	234,351	—	18,483	223,241	1,753
WisdomTree Global Natural Resources Fund	167,248	—	—	133,200	1,936

Total	$427,964	$—	$18,483	$379,301	$4,320

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	January 23, 2015

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	January 23, 2015

* Print the name and title of each signing officer under his or her signature.